                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2011

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   (GRAPHIC)

                               SEMI-ANNUAL REPORT

                         Hancock Horizon Family of Funds

                                  JULY 31, 2010

                       The Advisors' Inner Circle Fund II

                                                                       (GRAPHIC)
HANCOCK HORIZON FAMILY OF FUNDS                        JULY 31, 2010 (UNAUDITED)

                                TABLE OF CONTENTS

FINANCIAL STATEMENTS
Disclosure of Fund Expenses ...............................................    2
Schedules of Investments ..................................................    4
Statements of Assets and Liabilities ......................................   23
Statements of Operations ..................................................   26
Statements of Changes in Net Assets .......................................   28
Financial Highlights ......................................................   32
Notes to Financial Statements .............................................   46
Board Considerations in Re-Approving the Advisory Agreement ...............   59

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the "Expenses Paid During Period" column.

- HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

DISCLOSURE OF FUND EXPENSES                                            (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

                                          BEGINNING     ENDING                 EXPENSES
                                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                            VALUE       VALUE       EXPENSE     DURING
                                            2/1/10     7/31/10      RATIOS      PERIOD*
                                          ---------   ---------   ----------   --------
GOVERNMENT MONEY MARKET FUND
ACTUAL FUND RETURN
Trust Class ...........................   $1,000.00   $1,000.00      0.25%      $ 1.24
Institutional Sweep Class .............    1,000.00    1,000.00      0.25%        1.24
Class A ...............................    1,000.00    1,000.00      0.25%        1.24
HYPOTHETICAL 5% RETURN
Trust Class ...........................   $1,000.00   $1,023.55      0.25%      $ 1.25
Institutional Sweep Class .............    1,000.00    1,023.55      0.25%        1.25
Class A ...............................    1,000.00    1,023.55      0.25%        1.25

STRATEGIC INCOME BOND FUND
ACTUAL FUND RETURN
Trust Class ...........................   $1,000.00   $1,037.20      0.75%      $ 3.79
Class A ...............................    1,000.00    1,036.00      1.00%        5.05
Class C ...............................    1,000.00    1,032.60      1.75%        8.82
HYPOTHETICAL 5% RETURN
Trust Class ...........................   $1,000.00   $1,021.08      0.75%      $ 3.76
Class A ...............................    1,000.00    1,019.84      1.00%        5.01
Class C ...............................    1,000.00    1,016.12      1.75%        8.75

VALUE FUND
ACTUAL FUND RETURN
Trust Class ...........................   $1,000.00   $1,067.90      1.06%      $ 5.43
Class A ...............................    1,000.00    1,066.20      1.31%        6.71
Class C ...............................    1,000.00    1,062.70      2.06%       10.54
HYPOTHETICAL 5% RETURN
Trust Class ...........................   $1,000.00   $1,019.54      1.06%      $ 5.31
Class A ...............................    1,000.00    1,018.30      1.31%        6.56
Class C ...............................    1,000.00    1,014.58      2.06%       10.29

GROWTH FUND
ACTUAL FUND RETURN
Trust Class ...........................   $1,000.00   $1,042.80      1.10%      $ 5.57
Class A ...............................    1,000.00    1,042.20      1.35%        6.84
Class C ...............................    1,000.00    1,037.70      2.10%       10.61
HYPOTHETICAL 5% RETURN
Trust Class ...........................   $1,000.00   $1,019.34      1.10%      $ 5.51
Class A ...............................    1,000.00    1,018.10      1.35%        6.76
Class C ...............................    1,000.00    1,014.38      2.10%       10.49

BURKENROAD FUND
ACTUAL FUND RETURN
Class A ...............................   $1,000.00   $1,045.60      1.40%      $ 7.10
Class D ...............................    1,000.00    1,044.30      1.65%        8.36
HYPOTHETICAL 5% RETURN
Class A ...............................   $1,000.00   $1,017.85      1.40%      $ 7.00
Class D ...............................    1,000.00    1,016.61      1.65%        8.25

                                          BEGINNING     ENDING                 EXPENSES
                                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                            VALUE       VALUE       EXPENSE     DURING
                                            2/1/10     7/31/10      RATIOS      PERIOD*
                                          ---------   ---------   ----------   --------
QUANTITATIVE LONG/SHORT FUND
ACTUAL FUND RETURN
Trust Class ...........................   $1,000.00   $1,040.30      1.38%      $ 6.98
Class A ...............................    1,000.00    1,039.60      1.63%        8.24
Class C ...............................    1,000.00    1,035.00      2.38%       12.01
HYPOTHETICAL 5% RETURN
Trust Class ...........................   $1,000.00   $1,017.95      1.38%      $ 6.90
Class A ...............................    1,000.00    1,016.71      1.63%        8.15
Class C ...............................    1,000.00    1,012.99      2.38%       11.88

DIVERSIFIED INTERNATIONAL FUND
ACTUAL FUND RETURN
Trust Class ...........................   $1,000.00   $1,036.20      1.50%      $ 7.57
Class A ...............................    1,000.00    1,035.10      1.75%        8.83
Class C ...............................    1,000.00    1,031.80      2.50%       12.59
HYPOTHETICAL 5% RETURN
Trust Class ...........................   $1,000.00   $1,017.36      1.50%      $ 7.50
Class A ...............................    1,000.00    1,016.12      1.75%        8.75
Class C ...............................    1,000.00    1,012.40      2.50%       12.47

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SCHEDULES OF INVESTMENTS

GOVERNMENT MONEY MARKET FUND

                                  (BAR CHART)

U.S. GOVERNMENT AGENCY OBLIGATIONS   60.8%
REPURCHASE AGREEMENTS                35.9%
CORPORATE BONDS                       3.3%

Percentages are based on net assets.

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.8%
      FFCB
         0.254%, 10/26/10 (A)                           $    40,000   $   40,000
         0.190%, 11/23/10 (A)                                10,000       10,000
         0.210%, 01/04/11 (A)                                24,500       24,500
         0.365%, 01/28/11 (A)                                13,375       13,383
         0.260%, 04/20/11 (A)                                10,000       10,000
      FHLB
         0.060%, 08/02/10 (B)                                40,000       40,000
         0.500%, 10/29/10                                    25,000       25,000
         0.220%, 12/03/10 (A)                                40,000       39,996
         0.570%, 04/13/11                                    10,000       10,000
         0.290%, 05/27/11 (A)                                10,000       10,000
         0.750%, 06/24/11                                    10,000       10,000
         0.750%, 07/08/11                                    20,000       20,051
      FHLMC
         0.210%, 08/09/10 (B)                                25,000       24,999
      FNMA
         0.301%, 12/20/10 (B)                                25,000       24,970
                                                                      ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $302,899 (000))                                                 302,899
                                                                      ----------
CORPORATE BONDS -- 3.3%
   General Electric Capital MTN
      1.167%, 12/09/10 (A)                                   10,445       10,472
      0.617%, 03/11/11 (A)                                    6,000        6,006
                                                                      ----------
   TOTAL CORPORATE BONDS (COST $16,478 (000))                             16,478
                                                                      ----------

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
REPURCHASE AGREEMENTS (C) -- 35.9%
      Morgan Stanley, 0.210%, dated 07/30/10, to be
         repurchased on 08/02/10, repurchase price
         $88,754,157 (collateralized by various U.S.
         government obligation, ranging in par value
         from $1,000 - $7,453,000, 0.000% - 8.250%,
         08/15/10 - 04/15/42, with total market value
         $90,527,720)                                   $    88,753   $   88,753
      South Street, 0.220%, dated 07/30/10, to be
         repurchased on 08/02/10, repurchase price
         $90,001,650 (collateralized by various U.S.
         government obligation, ranging in par value
         from $400,000 - $63,095,600, 1.375% -
         6.000%, 05/15/12 - 06/21/32, with total
         market value $91,800,039)                           90,000       90,000
                                                                      ----------
   TOTAL REPURCHASE AGREEMENTS (COST $178,753 (000))                     178,753
                                                                      ----------
   TOTAL INVESTMENTS -- 100.0% (COST $498,130 (000))                  $  498,130
                                                                      ----------

Percentages are based on net assets of $498,166 (000).

(A) Variable Rate Security -- The rate reported is the rate in effect at July 31, 2010.

(B) Discount Note -- The rate reported is the effective yield at time of purchase.

(C)  Tri-party Repurchase Agreements

FFCB  -- Federal Farm Credit Bank
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
MTN   -- Medium Term Note

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

STRATEGIC INCOME BOND FUND

                                   (BAR CHART)

CORPORATE BONDS                               29.2%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   18.6%
MUNICIPAL BOND                                17.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS            14.7%
EXCHANGE TRADED FUNDS                         12.4%
CASH EQUIVALENT                                6.5%

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.9%.

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
CORPORATE BONDS -- 29.2%
   Aerospace & Defense -- 2.8%
   General Dynamics
      4.500%, 08/15/10                                  $     1,000   $    1,001
   Honeywell International
      5.300%, 03/01/18                                        1,400        1,609
   United Technologies
      4.500%, 04/15/20                                        1,000        1,093
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                               3,703
                                                                      ----------
   Agriculture -- 1.6%
   Cargill (A)
      4.375%, 06/01/13                                        2,000        2,140
                                                                      ----------
   TOTAL AGRICULTURE                                                       2,140
                                                                      ----------
   Banks -- 0.8%
   Citigroup
      5.300%, 01/07/16                                        1,000        1,044
                                                                      ----------
   TOTAL BANKS                                                             1,044
                                                                      ----------
   Building & Construction -- 1.2%
   CRH America
      8.125%, 07/15/18                                        1,300        1,555
                                                                      ----------
   TOTAL BUILDING & CONSTRUCTION                                           1,555
                                                                      ----------
   Chemicals -- 0.8%
   Dow Chemical
      6.000%, 10/01/12                                        1,000        1,085
                                                                      ----------
   TOTAL CHEMICALS                                                         1,085
                                                                      ----------

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
   Coatings/Paint -- 0.4%
   Sherwin-Williams
      3.125%, 12/15/14                                  $       500   $      525
                                                                      ----------
   TOTAL COATINGS/PAINT                                                      525
                                                                      ----------
   Electrical Services & Equipment -- 0.7%
   Pacificorp
      6.900%, 11/15/11                                          793          851
                                                                      ----------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                     851
                                                                      ----------
   Electrical Utilities -- 0.8%
   Northeast Utilities
      5.650%, 06/01/13                                        1,000        1,084
                                                                      ----------
   TOTAL ELECTRICAL UTILITIES                                              1,084
                                                                      ----------
   Entertainment -- 3.3%
   DIRECTV Holdings (A)
      5.200%, 03/15/20                                        1,500        1,592
   Viacom
      5.625%, 09/15/19                                        1,500        1,672
   Walt Disney
      4.500%, 12/15/13                                        1,000        1,110
                                                                      ----------
   TOTAL ENTERTAINMENT                                                     4,374
                                                                      ----------
   Financial Services -- 6.3%
   American Honda Finance (A)
      3.500%, 03/16/15                                          500          514
   Boeing Capital
      6.500%, 02/15/12                                        1,000        1,083
   Ford Motor Credit
      7.375%, 02/01/11                                          650          661
   General Electric Capital MTN
      6.875%, 11/15/10                                          500          508
   Lehman Brothers Holdings MTN (B)
      6.875%, 05/02/18                                        1,500          326
   Merrill Lynch
      6.050%, 05/16/16                                        1,000        1,051
   Morgan Stanley MTN
      5.550%, 04/27/17                                          970          999
   New York Life Global Funding (A)
      4.600%, 04/15/13                                        1,600        1,712

SCHEDULES OF INVESTMENTS

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
   Financial Services (CONTINUED)
   Simon Property Group REIT
      5.600%, 09/01/11                                  $     1,500   $    1,534
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                8,388
                                                                      ----------
   Food, Beverage & Tobacco -- 0.6%
   Campbell Soup
      6.750%, 02/15/11                                          500          517
   PepsiCo
      3.100%, 01/15/15                                          250          263
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            780
                                                                      ----------
   Household Products -- 1.9%
   Procter & Gamble
      1.375%, 08/01/12                                        2,500        2,529
                                                                      ----------
   TOTAL HOUSEHOLD PRODUCTS                                                2,529
                                                                      ----------
   Industrials -- 0.9%
   Praxair
      2.125%, 06/14/13                                        1,100        1,126
                                                                      ----------
   TOTAL INDUSTRIALS                                                       1,126
                                                                      ----------
   Medical Products & Services -- 1.6%
   Humana
      7.200%, 06/15/18                                        1,425        1,593
   Medco Health Solutions
      7.250%, 08/15/13                                          500          579
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,172
                                                                      ----------
   Oil Exploration & Production -- 0.6%
   Anadarko Petroleum
      5.000%, 10/01/12                                          850          843
                                                                      ----------
   TOTAL OIL EXPLORATION & PRODUCTION                                        843
                                                                      ----------
   Printing & Publishing -- 0.8%
   Gannett
      5.750%, 06/01/11                                        1,000        1,010
                                                                      ----------
   TOTAL PRINTING & PUBLISHING                                             1,010
                                                                      ----------
   Retail -- 1.3%
   Target
      5.375%, 05/01/17                                        1,000        1,146
   Yum! Brands
      6.250%, 04/15/16                                          500          577
                                                                      ----------
   TOTAL RETAIL                                                            1,723
                                                                      ----------

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
   Telephones & Telecommunication -- 2.0%
   BellSouth
      6.000%, 10/15/11                                  $     1,000   $    1,061
   GTE
      6.840%, 04/15/18                                          445          518
   SBC Communications
      5.875%, 08/15/12                                        1,000        1,095
                                                                      ----------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,674
                                                                      ----------
   Transportation Services -- 0.8%
   United Parcel Service
      3.875%, 04/01/14                                        1,000        1,082
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                           1,082
                                                                      ----------
   TOTAL CORPORATE BONDS (COST $37,298 (000))                             38,688
                                                                      ----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 18.6%
   FHLMC
      7.000%, 12/01/14                                            3            4
      7.000%, 04/01/15                                            5            5
      5.500%, 08/01/21                                          526          568
      5.500%, 10/01/36                                          784          845
      5.000%, 01/01/13                                          399          409
      5.000%, 10/01/16                                          317          338
      5.000%, 04/01/22                                          796          853
      5.000%, 04/01/23                                          554          592
      4.500%, 05/01/24                                        1,574        1,670
   FNMA
      7.500%, 04/01/15                                           --           --
      7.500%, 12/01/30                                           14           16
      6.500%, 01/01/32                                          105          118
      6.000%, 08/01/35                                          924        1,008
      6.000%, 05/01/36                                          653          711
      6.000%, 07/01/36                                          507          552
      5.500%, 06/01/25                                        1,122        1,214
      5.500%, 10/01/34                                          364          394
      5.500%, 01/01/36                                          660          712
      5.500%, 02/01/36                                          834          900
      5.500%, 04/01/36                                          816          881
      5.000%, 10/01/18                                          203          219
      5.000%, 12/01/18                                          246          265
      5.000%, 11/01/21                                          912          975
      5.000%, 05/01/38                                        1,512        1,613
      4.500%, 07/01/18                                          544          583
      4.500%, 07/01/24                                        2,079        2,207
      4.000%, 09/01/10                                          181          182

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

STRATEGIC INCOME BOND FUND (CONTINUED)

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
   GNMA
      7.500%, 08/15/12                                  $         3   $        3
      7.500%, 09/15/13                                            2            2
      7.500%, 12/20/29                                            2            3
      6.500%, 09/15/13                                           10           11
      6.500%, 03/15/31                                           23           26
      6.500%, 07/15/31                                          389          438
      6.000%, 05/15/28                                            3            3
      6.000%, 09/15/34                                          272          300
      6.000%, 11/15/34                                          118          131
      6.000%, 12/15/34                                          154          170
      5.500%, 01/15/36                                        1,114        1,215
      5.500%, 04/15/36                                          701          764
      5.000%, 09/15/17                                          137          148
      5.000%, 12/15/17                                          238          257
      5.000%, 10/15/18                                           21           23
      5.000%, 11/15/18                                           17           18
      5.000%, 01/15/19                                          448          484
      5.000%, 03/15/33                                           15           17
      5.000%, 04/15/33                                           15           16
      5.000%, 06/15/33                                           59           65
      5.000%, 04/15/38                                        1,863        2,009
      4.500%, 02/15/20                                          731          786
                                                                      ----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (COST $23,021 (000))                                                   24,723
                                                                      ----------
MUNICIPAL BONDS -- 17.7%
   Arkansas State, Development Finance Authority
      5.210%, 04/01/23                                        1,020        1,064
   City & County of San Francisco, California
      4.600%, 06/15/20                                        1,000        1,010
   City of Austin Texas
      5.086%, 11/15/25                                          500          504
   City of Cape Coral, Florida
      6.369%, 10/01/24                                        1,500        1,540
   City of Dallas, Texas
      4.589%, 02/15/21                                        1,000        1,045
      4.489%, 02/15/20                                          500          522
      4.389%, 02/15/19                                          500          521
   City of Lafayette, Louisiana, Ser A
      7.230%, 03/01/34                                        1,000        1,005
   City of New York, New York, Sub-Ser G-2
      3.500%, 03/01/16                                        1,500        1,549
   County of Guilford, North Carolina
      4.641%, 08/01/22                                        1,000        1,058
   County of Pierce, Washington
      4.700%, 08/01/21                                        1,085        1,137

                                                        FACE AMOUNT      VALUE
DESCRIPTION                                                (000)         (000)
-----------                                             -----------   ----------
   County of St. Louis, Missouri
      5.200%, 12/01/28                                  $     2,000   $    1,916
   East Baton Rouge, Louisiana, Sewerage Commission
      3.543%, 02/01/16                                        1,000        1,014
   Florida State Board of Education, Lottery Revenue
      5.540%, 07/01/21                                        1,000        1,037
      5.390%, 07/01/20                                          400          417
   Florida State Board of Education, Ser G
      4.650%, 06/01/20                                        1,500        1,575
   JEA, Florida Bulk Power Supply System
      4.900%, 10/01/20                                        1,000        1,039
   Jefferson & Madison Counties, Idaho,
      Joint School District No. 251 Rigby
      5.250%, 09/01/26                                        1,830        1,884
   Pennsylvania State
      4.450%, 02/15/20                                        1,500        1,581
   State of California
      5.250%, 08/01/38                                        1,000        1,005
   State of Rhode Island
      4.663%, 04/01/21                                        1,000        1,023
                                                                      ----------
   TOTAL MUNICIPAL BONDS (COST $22,847 (000))                             23,446
                                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.7%
   FFCB
      5.540%, 11/07/16                                        1,500        1,773
      4.450%, 06/01/15                                        2,500        2,815
      3.350%, 12/28/15                                        1,750        1,770
   FHLB
      5.250%, 06/10/11                                        3,000        3,122
      5.000%, 12/09/16                                        1,000        1,161
      2.250%, 04/13/12                                        1,500        1,542
   FHLMC
      5.250%, 04/18/16                                        1,000        1,173
      5.125%, 08/23/10                                        2,000        2,006
      4.500%, 01/15/15                                        1,750        1,971
   FNMA
      5.500%, 03/15/11                                        1,500        1,548
      5.000%, 02/13/17                                          500          578
                                                                      ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $18,055 (000))                                                   19,459
                                                                      ----------
EXCHANGE TRADED FUNDS -- 12.4%
   iShares iBoxx High Yield Fund                             72,250        6,403
   iShares iBoxx Investment Grade Corporate Bond Fund        90,685       10,002
                                                                      ----------
   TOTAL EXCHANGE TRADED FUNDS (COST $15,200 (000))                       16,405
                                                                      ----------

SCHEDULES OF INVESTMENTS

STRATEGIC INCOME BOND FUND (CONCLUDED)

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
CASH EQUIVALENTS (C) -- 6.5%
   SEI Daily Income Trust Prime Obligations
      Fund, Cl A, 0.170%                                  4,321,814   $    4,322
   Hancock Horizon Government Money Market
      Fund, Trust Class Shares, 0.010% (D)                4,338,301        4,338
                                                                      ----------
   TOTAL CASH EQUIVALENTS (COST $8,660 (000))                              8,660
                                                                      ----------
   TOTAL INVESTMENTS -- 99.1% (COST $125,081 (000))                   $  131,381
                                                                      ----------

Percentages are based on net assets of $132,516 (000).

(A) 144A -- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2010, the value of these securities amounted to $5,958 (000s), representing 4.5% of the net assets.

(B)  Security is in default on interest payments.

(C)  The rate reported is the 7-day effective yield as of July 31, 2010.

(D)  Investment in Affiliated Company.

Cl    -- Class
FFCB  -- Federal Farm Credit Bank
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
MTN   -- Medium Term Note
REIT  -- Real Estate Investment Trust
Ser   -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

VALUE FUND

                                   (BAR CHART)

FINANCIALS                   20.9%
CONSUMER DISCRETIONARY       13.8%
UTILITIES                    13.4%
INDUSTRIALS                  12.1%
ENERGY                        9.6%
MATERIALS                     9.0%
HEALTH CARE                   6.4%
CONSUMER STAPLES              5.7%
INFORMATION TECHNOLOGY        4.3%
CASH EQUIVALENT               2.5%
TELECOMMUNICATION SERVICES    2.2%

Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.1%.

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
COMMON STOCK -- 97.4%
   Aerospace & Defense -- 5.7%
      L-3 Communications Holdings, Cl 3                      23,000   $    1,680
      Northrop Grumman                                       29,000        1,701
      Raytheon                                               46,000        2,128
      Rockwell Collins                                       40,000        2,286
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                               7,795
                                                                      ----------
   Banks -- 8.5%
      Bank of Hawaii                                         39,000        1,943
      Capital One Financial                                  45,000        1,905
      JPMorgan Chase                                         47,000        1,893
      KeyCorp                                               238,000        2,013
      PNC Financial Services Group                           29,000        1,722
      Wells Fargo                                            75,000        2,080
                                                                      ----------
   TOTAL BANKS                                                            11,556
                                                                      ----------
   Cable/Media -- 1.3%
      Time Warner Cable                                      32,000        1,829
                                                                      ----------
   TOTAL CABLE/MEDIA                                                       1,829
                                                                      ----------
   Chemicals -- 6.1%
      Eastman Chemical                                       30,000        1,879
      International Flavors & Fragrances                     39,000        1,770
      Lubrizol                                               25,000        2,337
      PPG Industries                                         34,000        2,362
                                                                      ----------
   TOTAL CHEMICALS                                                         8,348
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Computers & Services -- 1.9%
      EMC*                                                  130,000   $    2,573
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                              2,573
                                                                      ----------
   Electrical Utilities -- 12.0%
      Alliant Energy                                         60,000        2,074
      CMS Energy                                            120,000        1,910
      DTE Energy                                             44,000        2,031
      NiSource                                              121,000        1,997
      OGE Energy                                             62,000        2,458
      Public Service Enterprise                              55,000        1,809
      SCANA                                                  50,000        1,916
      TECO Energy                                           127,000        2,075
                                                                      ----------
   Total Electrical Utilities                                             16,270
                                                                      ----------
   Entertainment -- 3.2%
      News, Cl A                                            140,000        1,827
      Walt Disney                                            75,000        2,527
                                                                      ----------
   TOTAL ENTERTAINMENT                                                     4,354
                                                                      ----------
   Financial Services -- 3.0%
      Ameriprise Financial                                   52,000        2,205
      Raymond James Financial                                68,000        1,814
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                4,019
                                                                      ----------
   Food, Beverage & Tobacco -- 5.7%
      ConAgra Foods                                          75,000        1,761
      Constellation Brands, Cl A*                           117,000        1,996
      Sara Lee                                              135,000        1,997
      Tyson Foods, Cl A                                     110,000        1,926
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          7,680
                                                                      ----------
   Gas & Natural Gas -- 3.0%
      Energen                                                44,000        1,955
      Spectra Energy                                        108,000        2,245
                                                                      ----------
   TOTAL GAS & NATURAL GAS                                                 4,200
                                                                      ----------

SCHEDULES OF INVESTMENTS

VALUE FUND (CONCLUDED)

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Household Products -- 1.4%
      Whirlpool                                              22,000   $    1,833
                                                                      ----------
   TOTAL HOUSEHOLD PRODUCTS                                                1,833
                                                                      ----------
   Industrials -- 1.5%
      Carlisle                                               58,000        1,954
                                                                      ----------
   TOTAL INDUSTRIALS                                                       1,954
                                                                      ----------
   Insurance -- 9.4%
      American Financial Group                               83,000        2,446
      Lincoln National                                       64,000        1,667
      Metlife                                                47,000        1,977
      Reinsurance Group of America, Cl A                     42,000        2,015
      Torchmark                                              45,000        2,388
      Unum Group                                            103,000        2,350
                                                                      ----------
   TOTAL INSURANCE                                                        12,843
                                                                      ----------
   Machinery -- 1.5%
      Illinois Tool Works                                    47,570        2,069
                                                                      ----------
   TOTAL MACHINERY                                                         2,069
                                                                      ----------
   Managed Health Care -- 1.6%
      UnitedHealth Group                                     70,000        2,132
                                                                      ----------
   TOTAL MANAGED HEALTH CARE                                               2,132
                                                                      ----------
   Medical Products & Services -- 2.9%
      Universal Health Services, Cl B                        56,000        2,014
      Zimmer Holdings*                                       36,000        1,908
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       3,922
                                                                      ----------
   Office Electronics -- 1.0%
      Xerox                                                 133,000        1,295
                                                                      ----------
   TOTAL OFFICE ELECTRONICS                                                1,295
                                                                      ----------
   Paper & Paper Products -- 2.9%
      Bemis                                                  75,000        2,247
      Sonoco Products                                        52,000        1,700
                                                                      ----------
   TOTAL PAPER & PAPER PRODUCTS                                            3,947
                                                                      ----------
   Petroleum & Fuel Products -- 8.0%
      Apache                                                 25,000        2,390
      Chevron                                                26,000        1,981
      Cimarex Energy                                         30,000        2,066
      Newfield Exploration*                                  39,000        2,085
      Occidental Petroleum                                   30,000        2,338
                                                                      ----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        10,860
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Retail -- 7.9%
      Family Dollar Stores                                   65,000   $    2,688
      Limited Brands                                         79,000        2,025
      Mattel                                                 59,000        1,248
      McDonald's                                             38,000        2,650
      VF                                                     27,000        2,142
                                                                      ----------
   TOTAL RETAIL                                                           10,753
                                                                      ----------
   Telephones & Telecommunication -- 3.6%
      AT&T                                                   75,000        1,945
      CenturyLink                                            30,000        1,069
      Harris                                                 44,000        1,959
                                                                      ----------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    4,973
                                                                      ----------
   Transportation Services -- 3.4%
      Caterpillar                                            36,000        2,511
      CSX                                                    40,000        2,109
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                           4,620
                                                                      ----------
   Wholesale -- 1.9%
      AmerisourceBergen, Cl A                                87,000        2,607
                                                                      ----------
   TOTAL WHOLESALE                                                         2,607
                                                                      ----------
   TOTAL COMMON STOCK (COST $121,272 (000))                              132,432
                                                                      ----------
 CASH EQUIVALENT (A),(B)-- 2.5%
   Hancock Horizon Government Money
      Market Fund, Trust Class Shares, 0.010%             3,465,857        3,466
                                                                      ----------
   TOTAL CASH EQUIVALENT (COST $3,466 (000))                               3,466
                                                                      ----------
   TOTAL INVESTMENTS -- 99.9% (COST $124,738 (000))                   $  135,898
                                                                      ----------

Percentages are based on net assets of $135,981 (000).

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

(B)  Investment in Affiliated Company.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

GROWTH FUND

                                   (BAR CHART)

CONSUMER DISCRETIONARY   21.2%
INFORMATION TECHNOLOGY   20.6%
INDUSTRIALS              15.3%
HEALTH CARE              12.2%
MATERIALS                 9.0%
CONSUMER STAPLES          8.5%
FINANCIALS                6.8%
ENERGY                    5.5%
CASH EQUIVALENT           0.9%

Percentages are based on net assets.

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
COMMON STOCK -- 99.1%
   Aerospace & Defense -- 2.8%
      ITT                                                    20,000   $      942
      United Technologies                                    14,000          996
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                               1,938
                                                                      ----------
   Airlines -- 1.3%
      Southwest Airlines                                     77,000          928
                                                                      ----------
   TOTAL AIRLINES                                                            928
                                                                      ----------
   Chemicals -- 6.1%
      Albemarle                                              27,000        1,178
      Ashland                                                20,000        1,017
      RPM International                                      54,000        1,013
      Sigma-Aldrich                                          18,000        1,010
                                                                      ----------
   Total Chemicals                                                         4,218
                                                                      ----------
   Computers & Services -- 6.8%
      Apple*                                                  6,000        1,543
      Corning                                                54,000          978
      International Business Machines                         9,000        1,156
      SanDisk*                                               24,000        1,049
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                              4,726
                                                                      ----------
   Consumer Products -- 1.9%
      Nike, Cl B                                             18,000        1,326
                                                                      ----------
   TOTAL CONSUMER PRODUCTS                                                 1,326
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Drugs -- 1.5%
      Mylan*                                                 59,000   $    1,027
                                                                      ----------
   TOTAL DRUGS                                                             1,027
                                                                      ----------
   Electronic Components & Equipment -- 1.7%
      Amphenol, Cl A                                         26,000        1,165
                                                                      ----------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 1,165
                                                                      ----------
   Entertainment -- 1.3%
      Viacom, Cl B                                           27,000          892
                                                                      ----------
   TOTAL ENTERTAINMENT                                                       892
                                                                      ----------
   Financial Services -- 1.4%
      American Express                                       22,000          982
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                  982
                                                                      ----------
   Food, Beverage & Tobacco -- 8.2%
      Hershey                                                22,000        1,034
      Hormel Foods                                           26,000        1,116
      Hubbell, Cl B                                          24,000        1,132
      JM Smucker                                             22,000        1,351
      Sysco                                                  35,000        1,084
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          5,717
                                                                      ----------
   Gas & Natural Gas -- 1.4%
      El Paso                                                80,000          985
                                                                      ----------
   TOTAL GAS & NATURAL GAS                                                   985
                                                                      ----------
   Home Improvement Retail -- 1.3%
      Home Depot                                             32,000          912
                                                                      ----------
   TOTAL HOME IMPROVEMENT RETAIL                                             912
                                                                      ----------
   Industrials -- 3.1%
      3M                                                     11,000          941
      Cummins                                                15,000        1,194
                                                                      ----------
   TOTAL INDUSTRIALS                                                       2,135
                                                                      ----------

SCHEDULES OF INVESTMENTS

GROWTH FUND (CONCLUDED)

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Information Technology -- 5.2%
      BMC Software*                                          38,000   $    1,352
      Cognizant Technology Solutions, Cl A*                  25,000        1,364
      Oracle                                                 40,000          946
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY                                            3,662
                                                                      ----------
   Insurance -- 5.4%
      Aflac                                                  30,000        1,476
      Principal Financial Group                              43,000        1,101
      Prudential Financial                                   20,000        1,146
                                                                      ----------
   TOTAL INSURANCE                                                         3,723
                                                                      ----------
   Medical Products & Services -- 10.7%
      CIGNA                                                  30,000          923
      Hospira*                                               21,000        1,094
      Laboratory Corp of America*                            14,000        1,022
      Patterson                                              32,000          854
      STERIS                                                 21,000          667
      Thermo Fisher Scientific*                              19,000          852
      Varian Medical Systems*                                14,000          773
      Waters*                                                20,000        1,283
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       7,468
                                                                      ----------
   Metals & Mining -- 1.5%
      Cliffs Natural Resources                               19,000        1,075
                                                                      ----------
   TOTAL METALS & MINING                                                   1,075
                                                                      ----------
   Paper & Paper Products -- 1.4%
      MeadWestvaco                                           40,000          958
                                                                      ----------
   TOTAL PAPER & PAPER PRODUCTS                                              958
                                                                      ----------
   Petroleum & Fuel Products -- 4.1%
      Cameron International*                                 24,000          950
      Peabody Energy                                         23,000        1,039
      Rowan*                                                 35,000          884
                                                                      ----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,873
                                                                      ----------
   Retail -- 22.1%
      Advance Auto Parts                                     17,000          910
      Big Lots*                                              33,000        1,132
      BJ's Wholesale Club*                                   30,000        1,367
      Coach                                                  27,000          998
      Dollar Tree*                                           30,000        1,330
      Fastenal                                               20,000          982
      Gap                                                    69,000        1,250

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Retail (CONTINUED)
      Polo Ralph Lauren, Cl A                                13,000   $    1,027
      Ross Stores                                            25,000        1,316
      Target                                                 23,000        1,180
      TJX                                                    30,000        1,246
      WW Grainger                                            13,000        1,456
      Yum! Brands                                            30,000        1,239
                                                                      ----------
   Total Retail                                                           15,433
                                                                      ----------
   Semi-Conductors & Instruments -- 6.9%
      Analog Devices                                         33,000          981
      Intel                                                  50,000        1,030
      Micron Technology*                                     90,000          655
      Novellus Systems*                                      41,000        1,095
      Texas Instruments                                      42,000        1,037
                                                                      ----------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     4,798
                                                                      ----------
   Transportation Services -- 3.0%
      Joy Global                                             16,000          950
      Union Pacific                                          15,000        1,120
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                           2,070
                                                                      ----------
   TOTAL COMMON STOCK (COST $61,316 (000))                                69,011
                                                                      ----------
CASH EQUIVALENT -- 0.9%
   Hancock Horizon Government
      Money Market Fund,
      Trust Class Shares, 0.010% (A) (B)                    594,462          594
                                                                      ----------
   TOTAL CASH EQUIVALENT (COST $594 (000))                                   594
                                                                      ----------
   TOTAL INVESTMENTS -- 100.0% (COST $61,910 (000))                   $   69,605
                                                                      ----------

Percentages are based on net assets of $69,591 (000).

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

(B)  Investment in Affiliated Company.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

BURKENROAD FUND

                                  (BAR CHART)

CONSUMER DISCRETIONARY       16.7%
INDUSTRIALS                  16.4%
ENERGY                       13.8%
FINANCIALS                   13.6%
INFORMATION TECHNOLOGY       10.2%
MATERIALS                     8.0%
HEALTH CARE                   7.8%
CONSUMER STAPLES              6.5%
UTILITIES                     3.5%
TELECOMMUNICATION SERVICES    1.9%
CASH EQUIVALENTS              1.7%

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
COMMON STOCK -- 98.4%
   Apparel & Textiles -- 1.6%
      Oxford Industries                                      36,000   $      806
                                                                      ----------
   TOTAL APPAREL & TEXTILES                                                  806
                                                                      ----------
   Banks -- 4.9%
      Iberiabank                                             14,000          727
      Midsouth Bancorp                                       11,116          145
      Prosperity Bancshares                                  20,000          677
      Southside Bancshares                                   36,750          697
      Teche Holding                                           4,000          113
                                                                      ----------
   TOTAL BANKS                                                             2,359
                                                                      ----------
   Commercial Services -- 2.3%
      Rollins                                                35,000          765
      Team*                                                  26,000          369
                                                                      ----------
   TOTAL COMMERCIAL SERVICES                                               1,134
                                                                      ----------
   Computer & Electronics Retail -- 2.0%
      RadioShack                                             46,000          991
                                                                      ----------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                       991
                                                                      ----------
   Computer Software -- 1.9%
      Manhattan Associates*                                  35,000          940
                                                                      ----------
   TOTAL COMPUTER SOFTWARE                                                   940
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Computers & Services -- 1.9%
      Adtran                                                 29,000   $      916
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                                916
                                                                      ----------
   Correctional Institutions -- 1.6%
      Geo Group*                                             35,000          755
                                                                      ----------
   TOTAL CORRECTIONAL INSTITUTIONS                                           755
                                                                      ----------
   Electrical Utilities -- 1.8%
      El Paso Electric*                                      40,000          860
                                                                      ----------
   TOTAL ELECTRICAL UTILITIES                                                860
                                                                      ----------
   Engineering Services -- 2.5%
      Orion Marine Group*                                    45,000          559
      Shaw Group*                                            20,000          641
                                                                      ----------
   TOTAL ENGINEERING SERVICES                                              1,200
                                                                      ----------
   Financial Services -- 1.6%
      Ezcorp, Cl A*                                          40,000          796
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                  796
                                                                      ----------
   Food, Beverage & Tobacco -- 6.5%
      Cal-Maine Foods                                        23,000          727
      Flowers Foods                                          28,000          678
      National Beverage                                      65,000          924
      Sanderson Farms                                        18,000          842
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,171
                                                                      ----------
   Household Products -- 2.0%
      Tupperware Brands                                      25,000          985
                                                                      ----------
   TOTAL HOUSEHOLD PRODUCTS                                                  985
                                                                      ----------
   Insurance -- 4.8%
      Amerisafe*                                             40,000          718
      Infinity Property & Casualty                           18,000          865
      ProAssurance*                                          13,000          774
                                                                      ----------
   TOTAL INSURANCE                                                         2,357
                                                                      ----------

SCHEDULES OF INVESTMENTS

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Leasing & Renting -- 1.2%
      Aaron Rents                                            31,500   $      572
                                                                      ----------
   TOTAL LEASING & RENTING                                                   572
                                                                      ----------
   Manufacturing -- 2.2%
      AZZ                                                    25,000        1,088
                                                                      ----------
   TOTAL MANUFACTURING                                                     1,088
                                                                      ----------
   Medical Products & Services -- 7.8%
      Cyberonics*                                            40,000          953
      Health Management Associates, Cl A*                   110,000          788
      LHC Group*                                             21,000          483
      Mednax*                                                15,000          707
      US Physical Therapy*                                   48,000          873
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       3,804
                                                                      ----------
   Metals & Mining -- 2.3%
      CARBO Ceramics                                         14,000        1,123
                                                                      ----------
   TOTAL METALS & MINING                                                   1,123
                                                                      ----------
   Office Furniture & Fixtures -- 3.0%
      SYKES Enterprises*                                     35,000          555
      Tech Data*                                             23,000          910
                                                                      ----------
   TOTAL OFFICE FURNITURE & FIXTURES                                       1,465
                                                                      ----------
   Paper & Paper Products -- 6.3%
      Neenah Paper                                           40,000          718
      Rock-Tenn, Cl A                                        17,000          905
      Schweitzer-Mauduit International                       12,000          635
      Temple-Inland                                          40,000          802
                                                                      ----------
   TOTAL PAPER & PAPER PRODUCTS                                            3,060
                                                                      ----------
   Petroleum & Fuel Products -- 13.2%
      Dril-Quip*                                             17,000          889
      Gulf Island Fabrication                                35,000          628
      Gulfmark Offshore, Cl A*                               25,000          736
      Hornbeck Offshore Services*                            30,000          505
      SEACOR Holdings*                                        9,000          745
      Stone Energy*                                          40,000          470
      Superior Energy Services*                              35,000          798
      W&T Offshore                                           90,000          829
      Walter Energy                                          12,000          856
                                                                      ----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         6,456
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Real Estate Investment Trusts (REITs) -- 2.3%
      American Campus Communities                            24,000   $      695
      EastGroup Properties                                   12,000          435
                                                                      ----------
   TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                             1,130
                                                                      ----------
   Retail -- 9.9%
      Brinker International                                  45,000          707
      Carter's*                                              23,000          558
      Fossil*                                                26,000        1,030
      Hibbett Sports*                                        38,000        1,006
      Pool                                                   30,000          664
      Sally Beauty Holdings*                                 90,000          851
                                                                      ----------
   TOTAL RETAIL                                                            4,816
                                                                      ----------
   Semi-Conductors & Instruments -- 3.0%
      Diodes*                                                39,000          689
      Silicon Laboratories*                                  20,000          801
                                                                      ----------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     1,490
                                                                      ----------
   Telecommunication Services -- 1.5%
      Earthlink                                              84,000          742
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES                                          742
                                                                      ----------
   Transportation Services -- 5.4%
      Alamo Group                                            45,000        1,054
      International Shipholding                              35,000          873
      Kirby*                                                 18,000          692
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                           2,619
                                                                      ----------
   Utilities -- 3.0%
      Cleco                                                  30,000          856
      Powell Industries*                                     20,000          657
                                                                      ----------
   TOTAL UTILITIES                                                         1,513
                                                                      ----------
   Wireless Telecommunication Services -- 1.9%
      Syniverse Holdings*                                    42,000          938
                                                                      ----------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 938
                                                                      ----------
   TOTAL COMMON STOCK (COST $40,402 (000))                                48,086
                                                                      ----------

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

BURKENROAD FUND (CONCLUDED)

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
CASH EQUIVALENT -- 1.7%
   Hancock Horizon Government
      Money Market Fund,
      Trust Class Shares, 0.010% (A) (B)                    815,989   $      816
                                                                      ----------
   TOTAL CASH EQUIVALENT (COST $816 (000))                                   816
                                                                      ----------
   TOTAL INVESTMENTS -- 100.1% (COST $41,218 (000))                   $   48,902
                                                                      ----------

Percentages are based on net assets of $48,833 (000).

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

(B)  Investment in Affiliated Company.

Cl   -- Class
REIT -- Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS

QUANTITATIVE LONG/SHORT FUND

                                  (BAR CHART)

CONSUMER DISCRETIONARY       30.8%
INFORMATION TECHNOLOGY       22.4%
INDUSTRIALS                  15.1%
HEALTH CARE                  12.5%
MATERIALS                    11.2%
CASH EQUIVALENTS              8.6%
FINANCIALS                    4.4%
CONSUMER STAPLES              2.9%
TELECOMMUNICATION SERVICES    2.0%

Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.2)% and securities sold short of (9.7)%.

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
COMMON STOCK -- 101.3%
   Apparel & Textiles -- 1.0%
      Oxford Industries (1)                                  10,500   $      235
                                                                      ----------
   TOTAL APPAREL & TEXTILES                                                  235
                                                                      ----------
   Banks -- 1.3%
      Capital One Financial (1)                               4,400          186
      Trustmark (1)                                           4,800          106
                                                                      ----------
   TOTAL BANKS                                                               292
                                                                      ----------
   Cable/Media -- 2.5%
      Comcast, Cl A (1)                                      12,800          249
      DIRECTV, Cl A* (1)                                      8,700          323
                                                                      ----------
   TOTAL CABLE/MEDIA                                                         572
                                                                      ----------
   Chemicals -- 5.3%
      Arch Chemicals (1)                                      7,300          250
      Ashland (1)                                             4,450          226
      Cabot (1)                                               8,200          242
      Lubrizol (1)                                            2,800          262
      RPM International (1)                                  11,770          221
                                                                      ----------
   TOTAL CHEMICALS                                                         1,201
                                                                      ----------
   Commercial Services -- 2.0%
      Pre-Paid Legal Services* (1)                            4,600          226
      Republic Services, Cl A (1)                             7,600          242
                                                                      ----------
   TOTAL COMMERCIAL SERVICES                                                 468
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Computers & Services -- 6.2%
      Arris Group* (1)                                       17,600   $      164
      CSG Systems International* (1)                         10,000          189
      EMC* (1)                                               14,200          281
      International Business Machines (1)                     2,200          282
      Lexmark International, Cl A* (1)                        6,590          242
      SanDisk* (1)                                            6,030          264
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                              1,422
                                                                      ----------
   Consumer Products -- 1.6%
      Deckers Outdoor* (1)                                    7,110          362
                                                                      ----------
   TOTAL CONSUMER PRODUCTS                                                   362
                                                                      ----------
   Drugs -- 3.7%
      McKesson (1)                                            3,900          245
      Par Pharmaceutical* (1)                                10,800          285
      Perrigo (1)                                             5,500          308
                                                                      ----------
   TOTAL DRUGS                                                               838
                                                                      ----------
   Entertainment -- 3.6%
      Gannett (1)                                            14,400          190
      Meredith (1)                                            6,300          200
      Time Warner (1)                                         7,100          223
      Viacom, Cl B (1)                                        6,600          218
                                                                      ----------
   TOTAL ENTERTAINMENT                                                       831
                                                                      ----------
   Financial Services -- 0.9%
      Ameriprise Financial (1)                                5,100          216
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                  216
                                                                      ----------
   Food, Beverage & Tobacco -- 2.9%
      Cal-Maine Foods (1)                                     6,600          209
      Hershey (1)                                             4,900          230
      Tyson Foods, Cl A (1)                                  12,800          224
                                                                      ----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            663
                                                                      ----------
   Household Appliances -- 1.0%
      Helen of Troy*                                          8,950          214
                                                                      ----------
   TOTAL HOUSEHOLD APPLIANCES                                                214
                                                                      ----------

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

QUANTITATIVE LONG/SHORT FUND (CONTINUED)

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Household Products -- 1.0%
      Whirlpool (1)                                           2,720   $      227
                                                                      ----------
   TOTAL HOUSEHOLD PRODUCTS                                                  227
                                                                      ----------
   Industrials -- 1.2%
      Standex International (1)                               9,200          276
                                                                      ----------
   TOTAL INDUSTRIALS                                                         276
                                                                      ----------
   Information Technology -- 2.2%
      SRA International, Cl A* (1)                           11,400          254
      VeriSign* (1)                                           8,600          242
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY                                              496
                                                                      ----------
   Insurance -- 2.2%
      American Financial Group (1)                            8,500          251
      Assurant (1)                                            6,600          246
                                                                      ----------
   TOTAL INSURANCE                                                           497
                                                                      ----------
   Machinery -- 4.5%
      Baldor Electric (1)                                     6,000          230
      Parker Hannifin (1)                                     3,900          242
      Timken (1)                                              8,750          294
      Watts Water Technologies, Cl A (1)                      8,100          261
                                                                      ----------
   TOTAL MACHINERY                                                         1,027
                                                                      ----------
   Manufacturing -- 2.4%
      AO Smith (1)                                            4,860          266
      Thomas & Betts* (1)                                     7,050          279
                                                                      ----------
   TOTAL MANUFACTURING                                                       545
                                                                      ----------
   Medical Products & Services -- 7.3%
      Cantel Medical (1)                                      9,700          154
      Cardinal Health (1)                                     5,900          190
      Cooper (1)                                              5,400          210
      Health Net* (1)                                        10,250          241
      Healthspring* (1)                                      13,600          256
      Laboratory Corp of America* (1)                         3,020          221
      Teleflex (1)                                            3,400          193
      Thermo Fisher Scientific* (1)                           4,600          206
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,671
                                                                      ----------
   Office Electronics -- 1.0%
      Xerox (1)                                              23,600          230
                                                                      ----------
   TOTAL OFFICE ELECTRONICS                                                  230
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Office Furniture & Fixtures -- 1.9%
      Anixter International* (1)                              4,740   $      229
      United Stationers* (1)                                  3,800          206
                                                                      ----------
   TOTAL OFFICE FURNITURE & FIXTURES                                         435
                                                                      ----------
   Paper & Paper Products -- 5.9%
      Buckeye Technologies* (1)                              22,300          253
      International Paper (1)                                11,740          284
      Neenah Paper (1)                                       12,500          224
      Rock-Tenn, Cl A (1)                                     4,600          245
      Sonoco Products (1)                                    10,850          355
                                                                      ----------
   TOTAL PAPER & PAPER PRODUCTS                                            1,361
                                                                      ----------
   Printing & Publishing -- 2.0%
      Consolidated Graphics* (1)                              5,600          241
      RR Donnelley & Sons (1)                                12,300          207
                                                                      ----------
   TOTAL PRINTING & PUBLISHING                                               448
                                                                      ----------
   Retail -- 19.1%
      Advance Auto Parts (1)                                  4,600          246
      Cabela's* (1)                                          13,030          203
      Childrens Place Retail Stores* (1)                      5,500          230
      Coach (1)                                               6,330          234
      Cracker Barrel Old Country Store (1)                    6,220          305
      Darden Restaurants (1)                                  5,700          239
      Fossil* (1)                                             6,200          246
      Gap (1)                                                11,250          204
      Hanesbrands* (1)                                        8,840          221
      Jo-Ann Stores* (1)                                      5,200          218
      JOS A Bank Clothiers* (1)                               3,900          229
      Macy's (1)                                             13,650          255
      Mattel (1)                                             10,390          220
      PetSmart (1)                                            7,640          237
      Polaris Industries (1)                                  5,000          298
      Ross Stores (1)                                         5,530          291
      Sturm Ruger (1)                                        15,000          210
      TJX (1)                                                 6,790          282
                                                                      ----------
   TOTAL RETAIL                                                            4,368
                                                                      ----------
   Semi-Conductors & Instruments -- 11.0%
      Altera (1)                                              8,500          236
      CTS (1)                                                21,150          198
      Intel (1)                                              11,300          233
      Kulicke & Soffa Industries* (1)                        29,000          195
      Microchip Technology (1)                                7,700          234
      Micron Technology* (1)                                 19,900          145

SCHEDULES OF INVESTMENTS

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Semi-Conductors & Instruments (CONTINUED)
      Novellus Systems* (1)                                   8,400   $      224
      Skyworks Solutions* (1)                                20,200          354
      Teradyne* (1)                                          21,600          232
      Texas Instruments (1)                                   9,100          225
      Xilinx (1)                                              8,970          250
                                                                      ----------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     2,526
                                                                      ----------
   Telephones & Telecommunication -- 3.0%
      AT&T (1)                                                4,500          117
      MetroPCS Communications* (1)                           26,000          233
      Plantronics (1)                                         7,650          229
      Sprint Nextel* (1)                                     25,000          114
                                                                      ----------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      693
                                                                      ----------
   Transportation Services -- 3.1%
      Joy Global (1)                                          4,300          255
      Oshkosh* (1)                                            6,460          222
      Ryder System (1)                                        5,400          236
                                                                      ----------
   TOTAL TRANSPORTATION SERVICES                                             713
                                                                      ----------
   Wholesale -- 1.5%
      AmerisourceBergen, Cl A (1)                            11,800          354
                                                                      ----------
   TOTAL WHOLESALE                                                           354
                                                                      ----------
   TOTAL COMMON STOCK (COST $22,114 (000))                                23,181
                                                                      ----------
CASH EQUIVALENTS (A) (1) -- 8.6%
   SEI Daily Income Prime Obligation Fund,
      Cl A, 0.170%                                          987,202          987
   AIM Short-Term Investments Money Market, 0.210%           13,772           14
   Federated Prime Obligations Fund, Cl I, 0.240%           970,468          970
                                                                      ----------
   TOTAL CASH EQUIVALENTS (COST $1,971 (000))                              1,971
                                                                      ----------
   TOTAL INVESTMENTS -- 109.9% (COST $24,085 (000))                       25,152
                                                                      ----------
SECURITIES SOLD SHORT -- (9.7)%
COMMON STOCK -- (9.7)%
   Aerospace & Defense -- (0.2)%
      Aerovironment*                                         (2,150)         (52)
                                                                      ----------
   TOTAL AEROSPACE & DEFENSE                                                 (52)
                                                                      ----------
   Agriculture -- (0.2)%
      Monsanto                                                 (780)         (45)
                                                                      ----------
   TOTAL AGRICULTURE                                                         (45)
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Banks -- (0.2)%
      Northern Trust                                           (940)  $      (44)
                                                                      ----------
   TOTAL BANKS                                                               (44)
                                                                      ----------
   Building & Construction -- (1.2)%
      DR Horton                                              (4,250)         (47)
      Granite Construction                                   (1,870)         (43)
      KB Home                                                (4,030)         (46)
      M/I Homes*                                             (4,560)         (48)
      Simpson Manufacturing                                  (1,870)         (48)
      Universal Forest Products                              (1,440)         (45)
                                                                      ----------
   TOTAL BUILDING & CONSTRUCTION                                            (277)
                                                                      ----------
   Chemicals -- (0.4)%
      Calgon Carbon*                                         (3,300)         (44)
      LSB Industries*                                        (3,130)         (45)
                                                                      ----------
   TOTAL CHEMICALS                                                           (89)
                                                                      ----------
   Computer Software -- (0.2)%
      Tyler Technologies*                                    (2,760)         (45)
                                                                      ----------
   TOTAL COMPUTER SOFTWARE                                                   (45)
                                                                      ----------
   Computers & Services -- (0.6)%
      Compellent Technologies*                               (3,800)         (51)
      Global Payments                                        (1,130)         (43)
      Intermec*                                              (3,900)         (41)
                                                                      ----------
   TOTAL COMPUTERS & SERVICES                                               (135)
                                                                      ----------
   Entertainment -- (0.6)%
      Electronic Arts*                                       (2,800)         (45)
      Pinnacle Entertainment*                                (4,090)         (44)
      Scientific Games, Cl A*                                (4,250)         (45)
                                                                      ----------
   TOTAL ENTERTAINMENT                                                      (134)
                                                                      ----------
   Financial Services -- (1.0)%
      Eaton Vance                                            (1,500)         (45)
      Janus Capital Group                                    (4,260)         (45)
      Moody's                                                (1,980)         (46)
      optionsXpress Holdings*                                (3,200)         (50)
      T Rowe Price Group                                       (930)         (45)
                                                                      ----------
   TOTAL FINANCIAL SERVICES                                                 (231)
                                                                      ----------
   Information Technology -- (1.0)%
      DealerTrack Holdings*                                  (2,790)         (43)
      Digital River*                                         (1,670)         (44)
      Google, Cl A*                                            (100)         (48)

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

QUANTITATIVE LONG/SHORT FUND (CONCLUDED)

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Information Technology (CONTINUED)
      Monster Worldwide*                                     (3,410)  $      (47)
      NCI, Cl A*                                             (1,850)         (44)
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY                                             (226)
                                                                      ----------
   Insurance Brokers -- (0.2)%
      eHealth*                                               (4,100)         (46)
                                                                      ----------
   TOTAL INSURANCE BROKERS                                                   (46)
                                                                      ----------
   Machinery -- (0.4)%
      ESCO Technologies                                      (1,530)         (45)
      Valmont Industries                                       (630)         (45)
                                                                      ----------
   TOTAL MACHINERY                                                           (90)
                                                                      ----------
   Medical Products & Services -- (1.5)%
      Abaxis*                                                (2,430)         (49)
      Charles River Laboratories
      International*                                         (1,330)         (41)
      Covance*                                                 (900)         (35)
      Merit Medical Systems*                                 (2,660)         (45)
      Palomar Medical Technologies*                          (4,400)         (49)
      PharMerica*                                            (3,450)         (45)
      SurModics*                                             (3,100)         (41)
      West Pharmaceutical Services                           (1,250)         (45)
                                                                      ----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        (350)
                                                                      ----------
   Metals & Mining -- (0.4)%
      Alcoa                                                  (4,100)         (46)
      Olympic Steel                                          (1,770)         (45)
                                                                      ----------
   TOTAL METALS & MINING                                                     (91)
                                                                      ----------
   Petroleum & Fuel Products -- (1.2)%
      Comstock Resources*                                    (1,760)         (45)
      Gulf Island Fabrication                                (2,600)         (47)
      Oceaneering International*                               (930)         (46)
      Plains Exploration & Production*                       (2,000)         (45)
      Range Resources                                        (1,200)         (44)
      Schlumberger                                             (750)         (45)
                                                                      ----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          (272)
                                                                      ----------
   Research & Development -- (0.2)%
      Jacobs Engineering Group*                              (1,250)         (46)
                                                                      ----------
   TOTAL RESEARCH & DEVELOPMENT                                              (46)
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Semi-Conductors & Instruments -- (0.2)%
      MEMC Electronic Materials*                             (3,900)  $      (37)
                                                                      ----------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       (37)
                                                                      ----------
   TOTAL COMMON STOCK (PROCEEDS $(2,301)                                  (2,210)
                                                                      ----------
   TOTAL SECURITIES SOLD SHORT -- (9.7)%
   (PROCEEDS $(2,301) (000))                                          $   (2,210)
                                                                      ----------

Percentages are based on net assets of $22,879 (000).

*    Non-income producing security.

(1) All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS

DIVERSIFIED INTERNATIONAL FUND

                                   (BAR CHART)

FINANCIALS                   32.1%
CASH EQUIVALENTS             13.0%
MATERIALS                    11.4%
HEALTH CARE                  10.9%
ENERGY                        9.9%
INDUSTRIALS                   9.8%
INFORMATION TECHNOLOGY        6.7%
EXCHANGE TRADED FUNDS         3.9%
CONSUMER DISCRETIONARY        3.7%
TELECOMMUNICATION SERVICES    2.2%
CONSUMER STAPLES              1.9%

Percentages are based on net assets. Included in net assets are other assets and liabilities of (5.5)%.

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
COMMON STOCK -- 88.6%
   Australia -- 2.6%
      BHP Billiton ADR                                       21,000   $    1,517
      MAC Services Group                                     14,000           34
                                                                      ----------
   TOTAL AUSTRALIA                                                         1,551
                                                                      ----------
   Austria -- 5.2%
      Conwert Immobilien Invest                              59,600          711
      Erste Group Bank                                       30,500        1,223
      Schoeller-Bleckmann Oilfield Equipment                 24,700        1,198
                                                                      ----------
   TOTAL AUSTRIA                                                           3,132
                                                                      ----------
   Bermuda -- 1.7%
      Everest Re Group                                       13,400        1,040
                                                                      ----------
   TOTAL BERMUDA                                                           1,040
                                                                      ----------
   Brazil -- 6.8%
      Amil Participacoes                                    149,000        1,287
      Banco Bradesco ADR                                     58,983        1,099
      Itau Unibanco Holding                                  48,410        1,084
      Petroleo Brasileiro ADR                                17,300          630
                                                                      ----------
   TOTAL BRAZIL                                                            4,100
                                                                      ----------
   Canada -- 1.1%
      Rogers Communications, Cl B                            18,600          646
                                                                      ----------
   TOTAL CANADA                                                              646
                                                                      ----------

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   China -- 8.9%
      Anhui Conch Cement, Cl H                              216,000   $      755
      China Merchants Bank, Cl H                            380,500        1,018
      China Oilfield Services, Cl H                         298,000          391
      China Shipping Container Lines, Cl H                1,036,000          383
      Industrial & Commercial Bank of China                 739,000          564
      Mindray Medical International ADR                      33,100        1,024
      Weichai Power, Cl H                                   142,500        1,178
                                                                      ----------
   TOTAL CHINA                                                             5,313
                                                                      ----------
   Colombia -- 1.8%
      BanColombia ADR                                        18,800        1,102
                                                                      ----------
   TOTAL COLOMBIA                                                          1,102
                                                                      ----------
   Czech Republic -- 0.5%
      Komercni Banka                                          1,500          291
                                                                      ----------
   TOTAL CZECH REPUBLIC                                                      291
                                                                      ----------
   France -- 3.3%
      BNP Paribas                                            15,773        1,083
      Societe Generale                                       15,368          886
                                                                      ----------
   TOTAL FRANCE                                                            1,969
                                                                      ----------
   Germany -- 1.0%
      BASF                                                   10,000          584
                                                                      ----------
   TOTAL GERMANY                                                             584
                                                                      ----------
   Hong Kong -- 3.0%
      Orient Overseas International                         227,200        1,776
                                                                      ----------
   TOTAL HONG KONG                                                         1,776
                                                                      ----------
   India -- 1.2%
      ICICI Bank ADR                                         19,100          743
                                                                      ----------
   TOTAL INDIA                                                               743
                                                                      ----------
   Ireland -- 2.0%
      ICON ADR*                                              49,800        1,175
                                                                      ----------
   TOTAL IRELAND                                                           1,175
                                                                      ----------

SCHEDULES OF INVESTMENTS                                               (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (CONCLUDED)

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Japan -- 8.4%
      Denso                                                  41,400   $    1,183
      Hitachi                                               191,000          776
      Kubota                                                 73,000          577
      Nippon Steel                                          338,000        1,151
      Secom                                                  29,700        1,359
                                                                      ----------
   TOTAL JAPAN                                                             5,046
                                                                      ----------
   Mexico -- 0.8%
      Grupo Elektra                                          11,300          451
                                                                      ----------
   TOTAL MEXICO                                                              451
                                                                      ----------
   Netherlands -- 5.1%
      Core Laboratories                                      20,400        1,576
      KONINKLIJKE KPN                                        50,300          700
      Royal Dutch Shell, Cl A                                28,052          772
                                                                      ----------
   TOTAL NETHERLANDS                                                       3,048
                                                                      ----------
   Norway -- 4.9%
      DnB                                                   130,600        1,622
      Norsk Hydro                                            92,500          498
      StatoilHydro ADR                                       39,200          797
                                                                      ----------
   TOTAL NORWAY                                                            2,917
                                                                      ----------
   Singapore -- 1.7%
      United Industrial                                     637,800        1,013
                                                                      ----------
   TOTAL SINGAPORE                                                         1,013
                                                                      ----------
   South Korea -- 2.1%
      Hanjin Shipping*                                       20,737          558
      POSCO ADR                                               7,000          728
                                                                      ----------
   TOTAL SOUTH KOREA                                                       1,286
                                                                      ----------
   Spain -- 1.8%
      Mapfre                                                333,917        1,101
                                                                      ----------
   TOTAL SPAIN                                                             1,101
                                                                      ----------
   Sweden -- 3.0%
      Getinge, Cl B                                          52,600        1,163
      Telefonaktiebolaget LM Ericsson ADR                    55,400          609
                                                                      ----------
   TOTAL SWEDEN                                                            1,772
                                                                      ----------
   Switzerland -- 5.4%
      Credit Suisse Group                                    22,700        1,030
      Novartis ADR                                           16,500          804

                                                                         VALUE
DESCRIPTION                                                SHARES        (000)
-----------                                             -----------   ----------
   Switzerland (CONTINUED)
      Roche Holding                                           6,700   $      867
      Transocean*                                            11,700          541
                                                                      ----------
   TOTAL SWITZERLAND                                                       3,242
                                                                      ----------
   Turkey -- 2.3%
      Akbank                                                145,700          808
      Turkiye Garanti Bankasi                               112,400          582
                                                                      ----------
   TOTAL TURKEY                                                            1,390
                                                                      ----------
   United Kingdom -- 13.0%
      ARM Holdings ADR                                      170,700        2,638
      Diageo                                                 66,032        1,145
      HSBC Holdings                                          93,182          943
      Rio Tinto ADR                                          30,300        1,573
      Shire                                                  64,800        1,477
                                                                      ----------
   TOTAL UNITED KINGDOM                                                    7,776
                                                                      ----------
   United States -- 1.0%
      Carnival                                               17,500          607
                                                                      ----------
   TOTAL UNITED STATES                                                       607
                                                                      ----------
   TOTAL COMMON STOCK (COST $46,724 (000))                                53,071
                                                                      ----------
EXCHANGE TRADED FUNDS -- 3.9%
   iShares MSCI EAFE Index Fund                              29,000        1,506
   iShares MSCI United Kingdom Index Fund                    52,900          814
                                                                      ----------
   TOTAL EXCHANGE TRADED FUNDS (COST $2,431 (000))                         2,320
                                                                      ----------
CASH EQUIVALENTS (A) -- 13.0%
   Dreyfus Government Cash Management, 0.080%             6,062,912        6,063
   Hancock Horizon Government Money Market
      Fund, Trust Class Shares, 0.010% (B)                1,743,153        1,743
                                                                      ----------
   TOTAL CASH EQUIVALENTS (COST $7,806 (000))                              7,806
                                                                      ----------
   TOTAL INVESTMENTS -- 105.5% (COST $56,961 (000))                   $   63,197
                                                                      ----------

Percentages are based on net assets of $59,876 (000).

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2010.

(B)  Investment in Affiliated Company.

ADR  -- American Depositary Receipt
Cl   -- Class
EAFE -- Europe, Australasia and the Far East
MSCI -- Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

                       This page intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES (000)                             (GRAPHIC)
                                                 AS OF JULY 31, 2010 (UNAUDITED)

                                                                          GOVERNMENT    STRATEGIC
                                                                         MONEY MARKET     INCOME
                                                                             FUND       BOND FUND
                                                                         ------------   ---------
ASSETS:
   Investments in securities at value (Cost $319,377 and $120,743,
      respectively)                                                        $319,377     $127,043
   Repurchase agreements at value (Cost $178,753 and $0, respectively)      178,753           --
   Affiliated investments at value (Cost $0 and $4,338, respectively)            --        4,338
   Receivable for dividends and interest                                        135        1,133
   Receivable for capital shares sold                                            --          165
   Prepaid Expenses                                                              12            6
                                                                           --------     --------
      Total Assets                                                          498,277      132,685
                                                                           --------     --------
LIABILITIES:
   Payable for capital shares redeemed                                           --           67
   Payable due to Investment Advisor                                             28           54
   Shareholder servicing fees payable                                            --            8
   Payable for distribution fees                                                 --           --
   Payable due to Administrator                                                  28           12
   Payable due to Custodian                                                      19            6
   Payable due to Transfer Agent                                                  4            5
   Chief Compliance Officer fees payable                                          4            1
   Income distribution payable                                                    3           --
   Other accrued expenses                                                        25           16
                                                                           --------     --------
      Total Liabilities                                                         111          169
                                                                           --------     --------
   NET ASSETS                                                              $498,166     $132,516
                                                                           ========     ========
NET ASSETS:
   Paid-in-Capital                                                         $498,161     $125,932
   Undistributed (distributions in excess of) net investment income              (3)          33
   Accumulated net realized gain on investments                                   8          251
   Net unrealized appreciation on investments                                    --        6,300
                                                                           --------     --------
   NET ASSETS                                                              $498,166     $132,516
                                                                           ========     ========
Trust Class Shares:
   Net Assets                                                              $113,475     $ 91,115
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                      113,470        5,603
   Net Asset Value Per Share                                               $   1.00     $  16.26
                                                                           ========     ========
Institutional Sweep Class Shares:
   Net Assets                                                              $ 94,906          n/a
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                       94,905          n/a
   Net Asset Value Per Share                                               $   1.00          n/a
                                                                           ========     ========
Class A Shares:
   Net Assets                                                              $289,785     $ 40,986
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                      289,784        2,525
   Net Asset Value Per Share                                               $   1.00     $  16.23
                                                                           ========     ========
   Maximum Offering Price Per Share ($16.23 / 96.00%)                           n/a     $  16.91
                                                                           ========     ========
Class C Shares:
   Net Assets                                                                   n/a     $    415
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                          n/a           25
   Net Asset Value Per Share                                                    n/a     $  16.32*
                                                                           ========     ========

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (000) (CONCLUDED)

                                                                           VALUE     GROWTH    BURKENROAD
                                                                           FUND       FUND        FUND
                                                                         --------   --------   ----------
ASSETS:
   Investments in securities at value (Cost $121,272, $61,316,
      $40,402, respectively)                                             $132,432   $ 69,011    $48,086
   Affiliated investments at value (Cost $3,466, $594, $816,
      respectively)                                                         3,466        594        816
   Cash                                                                         2         --         --
   Receivable for dividends and interest                                      161         28          8
   Receivable for capital shares sold                                         100         38         26
   Shareholder servicing fees receivable                                       --          8         --
   Prepaid Expenses                                                            22         17         15
                                                                         --------   --------    -------
      Total Assets                                                        136,183     69,696     48,951
                                                                         --------   --------    -------
LIABILITIES:
   Payable due to Investment Advisor                                           89         46         33
   Payable for capital shares redeemed                                         55         35         54
   Shareholder servicing fees payable                                          13         --         14
   Payable due to Administrator                                                12          6          4
   Payable due to Custodian                                                     7          3          2
   Payable due to Transfer Agent                                                5          5          3
   Payable for distribution fees                                                2         --          2
   Chief Compliance Officer fees payable                                        1          1          1
   Other accrued expenses                                                      18          9          5
                                                                         --------   --------    -------
      Total Liabilities                                                       202        105        118
                                                                         --------   --------    -------
   NET ASSETS                                                            $135,981   $ 69,591    $48,833
                                                                         ========   ========    =======
NET ASSETS:
   Paid-in-Capital                                                       $148,619   $ 76,936    $41,833
   Undistributed net investment income (accumulated net investment
      loss)                                                                    66        (52)      (178)
   Accumulated net realized loss on investments                           (23,864)   (14,988)      (506)
   Net unrealized appreciation on investments                              11,160      7,695      7,684
                                                                         --------   --------    -------
   NET ASSETS                                                            $135,981   $ 69,591    $48,833
                                                                         ========   ========    =======
Trust Class Shares:
   Net Assets                                                            $ 69,689   $ 45,434        n/a
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                      3,755      3,387        n/a
   Net Asset Value Per Share                                             $  18.56   $  13.41        n/a
                                                                         ========   ========    =======
Class A Shares:
   Net Assets                                                            $ 61,940   $ 23,792    $41,878
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                      3,349      1,817      1,385
   Net Asset Value Per Share                                             $  18.49*  $  13.10*   $ 30.24
                                                                         ========   ========    =======
   Maximum Offering Price Per Share ($18.49, $13.10, $30.24 / 94.75%,
      respectively)                                                      $  19.51   $  13.83    $ 31.92
                                                                         ========   ========    =======
Class C Shares:
   Net Assets                                                            $  4,352   $    365        n/a
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                        240         30        n/a
   Net Asset Value Per Share                                             $  18.13   $  12.12*       n/a
                                                                         ========   ========    =======
Class D Shares:
   Net Assets                                                                 n/a        n/a    $ 6,955
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                        n/a        n/a        234
   Net Asset Value Per Share                                                  n/a        n/a    $ 29.70*
                                                                         ========   ========    =======

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                 AS OF JULY 31, 2010 (UNAUDITED)

                                                                         QUANTITATIVE    DIVERSIFIED
                                                                          LONG/SHORT    INTERNATIONAL
                                                                             FUND           FUND
                                                                         ------------   -------------
ASSETS:
   Investments in securities at value (Cost $24,085 and $55,218,
      respectively)                                                        $25,152         $61,454
   Affiliated investments at value (Cost $0 and $1,743, respectively)           --           1,743
   Receivable for investment securities sold                                 1,750              --
   Receivable for dividends and interest                                         7              47
   Receivable for capital shares sold                                           20              15
   Reclaim receivable                                                           --              21
   Prepaid Expenses                                                              5              27
                                                                           -------         -------
      Total Assets                                                          26,934          63,307
                                                                           -------         -------
LIABILITIES:
   Payable for Securities sold short (Proceeds $2,301 and $0,
      respectively)                                                          2,210              --
   Due to Custodian                                                          1,242              --
   Payable for investment securities purchased                                 570           3,349
   Payable due to Advisor                                                       16              51
   Payable for capital shares redeemed                                           5              16
   Payable due to Transfer Agent                                                 5               4
   Payable due to Custodian                                                      2              --
   Payable due to Administrator                                                  2               5
   Shareholder servicing fees payable                                            1               2
   Payable for distribution fees                                                --              --
   Chief Compliance Officer fees payable                                        --              --
   Other accrued expenses                                                        2               4
                                                                           -------         -------
      Total Liabilities                                                      4,055           3,431
                                                                           -------         -------
   NET ASSETS                                                              $22,879         $59,876
                                                                           =======         =======
NET ASSETS:
   Paid-in-Capital                                                         $24,715         $53,530
   Undistributed net investment income (accumulated net investment
      loss)                                                                   (197)            123
   Accumulated net realized loss on investments                             (2,797)            (14)
   Net unrealized appreciation on investments (including securities
      sold short)                                                            1,158           6,236
   Net unrealized appreciation on foreign currency                              --               1
                                                                           -------         -------
   NET ASSETS                                                              $22,879         $59,876
                                                                           =======         =======
Trust Class Shares:
   Net Assets                                                              $19,854         $46,235
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                       1,569           2,607
   Net Asset Value Per Share                                               $ 12.66*        $ 17.73
                                                                           =======         =======
Class A Shares:
   Net Assets                                                              $ 3,013         $13,552
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                         239             766
   Net Asset Value Per Share                                               $ 12.61         $ 17.69
                                                                           =======         =======
   Maximum Offering Price Per Share ($12.61 and $17.69 / 94.75%,
      respectively)                                                        $ 13.31         $ 18.67
                                                                           =======         =======
Class C Shares:
   Net Assets                                                              $    12         $    89
   Outstanding Shares of Beneficial Interest (unlimited authorization
      -- no par value)                                                           1               5
   Net Asset Value Per Share                                               $ 12.43*        $ 17.54*
                                                                           =======         =======

Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)

                                                     GOVERNMENT    STRATEGIC
                                                    MONEY MARKET     INCOME     VALUE   GROWTH
                                                        FUND       BOND FUND    FUND     FUND
                                                    ------------   ---------   ------   ------
INVESTMENT INCOME:
   Interest income                                     $  561       $2,410     $   --   $   --
   Dividend income                                         --          485      1,501      401
   Income from Affiliated Investments                      --           --         --       --
                                                       ------       ------     ------   ------
   TOTAL INVESTMENT INCOME                                561        2,895      1,501      401
                                                       ------       ------     ------   ------
EXPENSES:
   Investment advisory fees                               863          374        539      282
   Administration fees                                    231           67         72       38
   Shareholder servicing fees -- Institutional
      Sweep Class                                          60          n/a        n/a      n/a
   Shareholder servicing fees -- Class A                  341           45         76       30
   Shareholder servicing fees -- Class C                  n/a           --          6       --
   Distribution fees -- Class A                           341          n/a        n/a      n/a
   Distribution fees -- Class C                           n/a            1         17        1
   Custodian fees                                          65           19         20       11
   Transfer agent fees                                     28           28         28       28
   Trustees' fees                                          14            4          4        2
   Chief Compliance Officer fees                            6            2          2        1
   Professional fees                                       58           17         19       10
   Printing fees                                           28            8          9        5
   Registration fees                                        7            3         12        8
   Insurance and other expenses                            32           15          7        4
                                                       ------       ------     ------   ------
   Total Expenses                                       2,074          583        811      420
      Less: Investment advisory fees waived              (713)         (69)        --       (1)
      Less: Administration fees waived                    (80)          --         --       --
      Less: Shareholder servicing fees reimbursed
         by Advisor -- Class A                           (341)          --         --       --
      Less: Shareholder servicing fees reimbursed
         by Advisor -- Institutional Sweep Class          (60)          --         --       --
      Less: Distribution fees waived -- Class A          (341)          --         --       --
                                                       ------       ------     ------   ------
   TOTAL NET EXPENSES                                     539          514        811      419
                                                       ------       ------     ------   ------
   NET INVESTMENT INCOME (LOSS)                            22        2,381        690      (18)
                                                       ------       ------     ------   ------
   Net realized gain from security transactions            --          260      5,872    2,203
   Net change in unrealized appreciation
      (depreciation) on investments                        --        2,030      2,022      725
                                                       ------       ------     ------   ------
   NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS                                       --        2,290      7,894    2,928
                                                       ------       ------     ------   ------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                        $   22       $4,671     $8,584   $2,910
                                                       ======       ======     ======   ======

"n/a" designates that the fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                              FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED)

                                                                 QUANTITATIVE    DIVERSIFIED
                                                    BURKENROAD    LONG/SHORT    INTERNATIONAL
                                                       FUND          FUND            FUND
                                                    ----------   ------------   -------------
INVESTMENT INCOME:
   Interest income                                    $   --        $   --         $   --
   Dividend income                                       224            95            651
   Income from Affiliated Investments                     --            --             --
   Less: Foreign Taxes Withheld                           --            --            (81)
                                                      ------        ------         ------
   TOTAL INVESTMENT INCOME                               224            95            570
                                                      ------        ------         ------
EXPENSES:
   Investment advisory fees                              234            95            226
   Administration fees                                    26            12             24
   Shareholder servicing fees -- Class A                  53             3             10
   Shareholder servicing fees -- Class C                 n/a            --             --
   Shareholder servicing fees -- Class D                   9           n/a            n/a
   Distribution fees -- Class A                           --            --             --
   Distribution fees -- Class C                          n/a            --             --
   Distribution fees -- Class D                            9           n/a            n/a
   Transfer agent fees                                    19            28             28
   Custodian fees                                          7             2             20
   Trustees' fees                                          2             1              1
   Chief Compliance Officer fees                           1            --              1
   Dividend expense on securities sold short              --             8             --
   Interest expense on securities sold short              --            --             --
   Registration fees                                      12             3              9
   Professional fees                                       7             2              6
   Printing fees                                           3             1              3
   Insurance and other expenses                            3             1              7
                                                      ------        ------         ------
   Total Expenses                                        385           156            335
   Recovery of Investment Advisory Fees
      Previously Waived(1)                                --            --             14
      Less: Investment advisory fees waived              (31)           (1)            --
                                                      ------        ------         ------
   TOTAL NET EXPENSES                                    354           155            349
                                                      ------        ------         ------
   NET INVESTMENT INCOME (LOSS)                         (130)          (60)           221
                                                      ------        ------         ------
   Net realized gain (loss) from security
   transactions                                          698         1,670            (48)
   Net realized gain on securities sold short             --          (184)            --
   Net realized gain from foreign currency
      transactions                                        --            --             36
   Net change in unrealized appreciation
      (depreciation) on investments                    1,549          (956)         1,726
   Net change in unrealized appreciation
      (depreciation) on securities sold short             --           117             --
   Net change in unrealized appreciation
      (depreciation) on foreign currency                  --            --             --
                                                      ------        ------         ------
   NET REALIZED AND UNREALIZED GAIN ON
      INVESTMENTS                                      2,247           647          1,714
                                                      ------        ------         ------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                      $2,117        $  587         $1,935
                                                      ======        ======         ======

(1)  See Note 3 for Advisory Fees Recovered.

"n/a" designates that the fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                              GOVERNMENT               STRATEGIC INCOME
                                                                           MONEY MARKET FUND              BOND FUND
                                                                      -------------------------   -------------------------
                                                                        02/01/10      02/01/09      02/01/10      02/01/09
                                                                      TO 07/31/10   TO 01/31/10   TO 07/31/10   TO 01/31/10
                                                                      -----------   -----------   -----------   -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                        $      22     $      50     $   2,381     $   4,340
   Net realized gain (loss) from investment transactions                      --            16           260            44
   Net change in unrealized appreciation (depreciation) on
      investments                                                             --            --         2,030         4,740
                                                                       ---------     ---------     ---------     ---------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       22            66         4,671         9,124
                                                                       ---------     ---------     ---------     ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Trust Class Shares                                                      (6)          (13)       (1,721)       (3,266)
      Institutional Sweep Class Shares                                        (2)           (6)          n/a           n/a
      Class A Shares                                                         (14)          (33)         (659)       (1,055)
      Class C Shares                                                         n/a           n/a            (6)          (10)
   Net Realized Gains:
      Trust Class Shares                                                      --            --            --          (241)
      Class A Shares                                                          --            --            --           (91)
      Class C Shares                                                         n/a           n/a            --            (1)
                                                                       ---------     ---------     ---------     ---------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                         (22)          (52)       (2,386)       (4,664)
                                                                       ---------     ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS(1):
      Trust Class Shares:
         Shares issued                                                   139,225       313,847        12,732        34,098
         Dividends and distributions reinvested                                1             1           414           758
         Shares redeemed                                                (130,117)     (319,806)       (8,586)      (30,154)
                                                                       ---------     ---------     ---------     ---------
      TOTAL TRUST CLASS SHARES TRANSACTIONS                                9,109        (5,958)        4,560         4,702
                                                                       ---------     ---------     ---------     ---------
      Institutional Sweep Class Shares:
         Shares issued                                                   409,888       593,385           n/a           n/a
         Dividends and distributions reinvested                                1             1           n/a           n/a
         Shares redeemed                                                (375,113)     (597,968)          n/a           n/a
                                                                       ---------     ---------     ---------     ---------
      TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS                 34,776        (4,582)          n/a           n/a
                                                                       ---------     ---------     ---------     ---------
      Class A Shares:
         Shares issued                                                   245,024       681,741        10,365        24,093
         Dividends and distributions reinvested                                2             6           619         1,096
         Shares redeemed                                                (226,981)     (653,969)       (3,160)      (17,425)
                                                                       ---------     ---------     ---------     ---------
      TOTAL CLASS A SHARES TRANSACTIONS                                   18,045        27,778         7,824         7,764
                                                                       ---------     ---------     ---------     ---------
      Class C Shares:
         Shares issued                                                       n/a           n/a            35            63
         Dividends and distributions reinvested                              n/a           n/a             5            10
         Shares redeemed                                                     n/a           n/a            (2)           (7)
                                                                       ---------     ---------     ---------     ---------
      TOTAL CLASS C SHARES TRANSACTIONS                                      n/a           n/a            38            66
                                                                       ---------     ---------     ---------     ---------
      TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
         TRANSACTIONS                                                     61,930        17,238        12,422        12,532
                                                                       ---------     ---------     ---------     ---------
         TOTAL INCREASE IN NET ASSETS                                     61,930        17,252        14,707        16,992
                                                                       ---------     ---------     ---------     ---------
NET ASSETS:
   Beginning of year                                                     436,236       418,984       117,809       100,817
                                                                       ---------     ---------     ---------     ---------
   End of year                                                         $ 498,166     $ 436,236     $ 132,516     $ 117,809
                                                                       =========     =========     =========     =========
   Undistributed (Distributions in excess of) net investment income
      (Accumulated net investment loss)                                $      (3)    $      (3)    $      33     $      38
                                                                       =========     =========     =========     =========

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
           FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEAR ENDED
                                                                JANUARY 31, 2010

        VALUE FUND                  GROWTH FUND
-------------------------   -------------------------
  02/01/10      02/01/09      02/01/10      02/01/09
TO 07/31/10   TO 01/31/10   TO 07/31/10   TO 01/31/10
-----------   -----------   -----------   -----------

$     690    $   1,771    $    (18)   $     36
    5,872      (13,124)      2,203      (2,882)

    2,022       30,475         725      16,093
---------    ---------    --------    --------
    8,584       19,122       2,910      13,247
---------    ---------    --------    --------


     (394)      (1,065)         --         (15)
      n/a          n/a         n/a         n/a
     (268)        (694)         --          --
       (3)         (25)         --          --

       --           --          --          --
       --           --          --          --
       --           --          --          --
---------    ---------    --------    --------
     (665)      (1,784)         --         (15)
---------    ---------    --------    --------


    4,930       25,457       3,466      15,564
       97          326          --           4
   (5,027)     (35,123)     (3,448)    (16,452)
---------    ---------    --------    --------
       --       (9,340)         18        (884)
---------    ---------    --------    --------

      n/a          n/a         n/a         n/a
      n/a          n/a         n/a         n/a
      n/a          n/a         n/a         n/a
---------    ---------    --------    --------
      n/a          n/a         n/a         n/a
---------    ---------    --------    --------

    7,964       16,914       3,289      14,443
      258          663          --          --
   (7,456)     (13,465)     (3,464)    (14,879)
---------    ---------    --------    --------
      766        4,112        (175)       (436)
---------    ---------    --------    --------

      452          905           5          12
        3           25          --          --
     (822)        (934)         (7)        (65)
---------    ---------    --------    --------
     (367)          (4)         (2)        (53)
---------    ---------    --------    --------

      399       (5,232)       (159)     (1,373)
---------    ---------    --------    --------
    8,318       12,106       2,751      11,859
---------    ---------    --------    --------

  127,663      115,557      66,840      54,981
---------    ---------    --------    --------
$ 135,981    $ 127,663    $ 69,591    $ 66,840
=========    =========    ========    ========

$      66    $      41    $    (52)   $    (34)
=========    =========    ========    ========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000) (CONCLUDED)

                                                                              BURKENROAD                 QUANTITATIVE
                                                                                 FUND                  LONG/SHORT FUND
                                                                      -------------------------   -------------------------
                                                                        02/01/10      02/01/09      02/01/10      02/01/09
                                                                      TO 07/31/10   TO 01/31/10   TO 07/31/10   TO 01/31/10
                                                                      -----------   -----------   -----------   -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                         $  (130)     $    (35)      $   (60)      $  (155)
   Net realized gain (loss) from investments
      (including securities sold short and foreign currency
      transactions)                                                         698           573         1,486        (1,602)
   Net change in unrealized appreciation (depreciation) on
      investments
      (including securities sold short and foreign currency)              1,549        10,432          (839)        3,008
                                                                        -------      --------       -------       -------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   2,117        10,970           587         1,251
                                                                        -------      --------       -------       -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Trust Class Shares                                                    n/a           n/a            --            --
      Class A Shares                                                         --            --            --            --
      Class C Shares                                                        n/a           n/a            --            --
   Net Realized Gains:
      Class A Shares                                                         --            --            --            --
      Class D Shares                                                         --            --           n/a           n/a
                                                                        -------      --------       -------       -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                         --            --            --            --
                                                                        -------      --------       -------       -------
CAPITAL SHARE TRANSACTIONS(1):
      Trust Class Shares:
         Shares issued                                                      n/a           n/a         4,469         7,151
         Dividends and distributions reinvested                             n/a           n/a            --            --
         Shares redeemed                                                    n/a           n/a        (1,000)       (5,177)
                                                                        -------      --------       -------       -------
      TOTAL TRUST CLASS SHARES TRANSACTIONS                                 n/a           n/a         3,469         1,974
                                                                        -------      --------       -------       -------
      Class A Shares:
         Shares issued                                                    7,066        20,364           688         2,695
         Dividends and distributions reinvested                              --            --            --            --
         Shares redeemed                                                 (6,952)      (12,735)         (557)       (2,062)
                                                                        -------      --------       -------       -------
      TOTAL CLASS A SHARES TRANSACTIONS                                     114         7,629           131           633
                                                                        -------      --------       -------       -------
      Class C Shares:
         Shares issued                                                      n/a           n/a            --            10
         Dividends and distributions reinvested                             n/a           n/a            --            --
         Shares redeemed                                                    n/a           n/a            --            --
                                                                        -------      --------       -------       -------
      TOTAL CLASS C SHARES TRANSACTIONS                                     n/a           n/a            --            10
                                                                        -------      --------       -------       -------
      Class D Shares:
         Shares issued                                                      927         1,021           n/a           n/a
         Dividends and distributions reinvested                              --            --           n/a           n/a
         Shares redeemed                                                   (628)       (1,372)          n/a           n/a
                                                                        -------      --------       -------       -------
      TOTAL CLASS D SHARES TRANSACTIONS                                     299          (351)          n/a           n/a
                                                                        -------      --------       -------       -------
      Redemption Fees                                                        --             6            --            --
                                                                        -------      --------       -------       -------
      TOTAL INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS          413         7,284         3,600         2,617
                                                                        -------      --------       -------       -------
         TOTAL INCREASE IN NET ASSETS                                     2,530        18,254         4,187         3,868
                                                                        -------      --------       -------       -------
NET ASSETS:
   Beginning of year                                                     46,303        28,049        18,692        14,824
                                                                        -------      --------       -------       -------
   End of year                                                          $48,833      $ 46,303       $22,879       $18,692
                                                                        =======      ========       =======       =======
   Undistributed (Distributions in excess of) net investment income
      (Accumulated net investment loss)                                 $  (178)     $    (48)      $  (197)      $  (137)
                                                                        =======      ========       =======       =======

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
           FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEAR ENDED
                                                                JANUARY 31, 2010

       DIVERSIFIED
    INTERNATIONAL FUND
-------------------------
  02/01/10      02/01/09
TO 07/31/10   TO 01/31/10
-------------------------

  $   221       $   100


      (12)           64


    1,726         9,455
  -------       -------
    1,935         9,619
  -------       -------


       --          (142)
       --           (22)
       --            --
       --            --
      n/a           n/a
  -------       -------
       --          (164)
  -------       -------


   16,261        16,163
       --            28
   (1,237)       (7,779)
  -------       -------
   15,024         8,412
  -------       -------

    7,779         6,093
       --            21
     (812)       (2,798)
  -------       -------
    6,967         3,316
  -------       -------

       79            32
       --            --
       --           (23)
  -------       -------
       79             9
  -------       -------

      n/a           n/a
      n/a           n/a
      n/a           n/a
  -------       -------
      n/a           n/a
  -------       -------
       --            --
  -------       -------
   22,070        11,737
  -------       -------
   24,005        21,192
  -------       -------

   35,871        14,679
  -------       -------
  $59,876       $35,871
  =======       =======

  $   123       $   (98)
  =======       =======

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEARS ENDED JANUARY
31,

        NET ASSET                 NET REALIZED       TOTAL     DIVIDENDS                NET ASSET
          VALUE,       NET       AND UNREALIZED      FROM       FROM NET                  VALUE,
        BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT     TOTAL       END OF     TOTAL
        OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME     DIVIDENDS     PERIOD    RETURN+
        ---------   ----------   --------------   ----------   ----------   ---------   ---------   -------
GOVERNMENT MONEY MARKET FUND
TRUST CLASS SHARES
2010*     $1.00        $  --           $--           $  --       $   --      $   --       $1.00       0.00%
2010       1.00           --            --              --           --          --        1.00       0.01
2009       1.00         0.01            --            0.01        (0.01)      (0.01)       1.00       1.04
2008       1.00         0.04            --            0.04        (0.04)      (0.04)       1.00       4.10
2007       1.00         0.04            --            0.04        (0.04)      (0.04)       1.00       4.44
2006       1.00         0.03            --            0.03        (0.03)      (0.03)       1.00       2.68
INSTITUTIONAL SWEEP CLASS SHARES
2010*     $1.00        $  --           $--           $  --       $   --      $   --       $1.00       0.00%
2010       1.00           --            --              --           --          --        1.00       0.01
2009       1.00         0.01            --            0.01        (0.01)      (0.01)       1.00       0.83
2008       1.00         0.04            --            0.04        (0.04)      (0.04)       1.00       3.84
2007       1.00         0.04            --            0.04        (0.04)      (0.04)       1.00       4.18
2006       1.00         0.02            --            0.02        (0.02)      (0.02)       1.00       2.42
CLASS A SHARES
2010*     $1.00        $  --           $--           $  --       $   --      $   --       $1.00       0.00%
2010       1.00           --            --              --           --          --        1.00       0.01
2009       1.00         0.01            --            0.01        (0.01)      (0.01)       1.00       0.65
2008       1.00         0.04            --            0.04        (0.04)      (0.04)       1.00       3.58
2007       1.00         0.04            --            0.04        (0.04)      (0.04)       1.00       3.92
2006       1.00         0.02            --            0.02        (0.02)      (0.02)       1.00       2.17

+    Total return is for the period indicated and has not been annualized.

*    All ratios for the period have been annualized.

Amounts designated as "--" represent less than $0.01 per share, are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                                   JULY 31, 2010

                                 RATIO OF
                               EXPENSES TO
                                 AVERAGE          RATIO OF
                 RATIO OF       NET ASSETS     NET INVESTMENT
 NET ASSETS,   EXPENSES TO      (EXCLUDING         INCOME       PORTFOLIO
   END OF        AVERAGE      WAIVERS AND/OR     TO AVERAGE      TURNOVER
PERIOD (000)    NET ASSETS   REIMBURSEMENTS)     NET ASSETS        RATE
------------   -----------   ---------------   --------------   ---------


  $113,475         0.25%           0.62%            0.01%          n/a
   104,366         0.42            0.61             0.01           n/a
   110,321         0.57            0.60             1.12           n/a
   156,059         0.58            0.59             4.07           n/a
   171,440         0.58            0.64             4.37           n/a
   138,982         0.58            0.65             2.68           n/a

  $ 94,906         0.25%           0.85%            0.01%          n/a
    60,131         0.41            0.86             0.01           n/a
    64,711         0.79            0.85             0.87           n/a
    95,701         0.83            0.85             3.81           n/a
   142,981         0.83            0.89             4.08           n/a
   142,571         0.83            0.90             2.42           n/a

  $289,785         0.25%           1.12%            0.01%          n/a
   271,739         0.41            1.11             0.01           n/a
   243,952         0.96            1.10             0.68           n/a
   336,081         1.08            1.09             3.48           n/a
   280,371         1.08            1.14             3.90           n/a
   143,990         1.08            1.15             2.15           n/a

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEARS ENDED JANUARY
31,

        NET ASSET                 NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL       NET ASSET
          VALUE,        NET      AND UNREALIZED      FROM       FROM NET         FROM         DIVIDENDS       VALUE,
        BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT    NET REALIZED        AND          END OF
        OF PERIOD     INCOME+    ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS     PERIOD
        ---------   ----------   --------------   ----------   ----------   -------------   -------------   ---------
STRATEGIC INCOME BOND FUND
TRUST CLASS SHARES
2010*     $15.98       $0.31         $ 0.28          $0.59       $(0.31)        $   --          $(0.31)      $ 16.26
2010       15.32        0.65           0.70           1.35        (0.64)         (0.05)          (0.69)        15.98
2009       15.74        0.64          (0.35)          0.29        (0.64)         (0.07)          (0.71)        15.32
2008       15.09        0.64           0.65           1.29        (0.64)            --           (0.64)        15.74
2007       15.12        0.62          (0.03)          0.59        (0.62)            --           (0.62)        15.09
2006       15.52        0.55          (0.40)          0.15        (0.55)            --           (0.55)        15.12
CLASS A SHARES
2010*     $15.95       $0.29         $ 0.28          $0.57       $(0.29)        $   --          $(0.29)      $ 16.23
2010       15.30        0.60           0.70           1.30        (0.60)         (0.05)          (0.65)        15.95
2009       15.71        0.60          (0.34)          0.26        (0.60)         (0.07)          (0.67)        15.30
2008       15.07        0.60           0.64           1.24        (0.60)            --           (0.60)        15.71
2007       15.10        0.58          (0.03)          0.55        (0.58)            --           (0.58)        15.07
2006       15.50        0.52          (0.40)          0.12        (0.52)            --           (0.52)        15.10
CLASS C SHARES
2010*     $16.03       $0.23         $ 0.29          $0.52       $(0.23)        $   --          $(0.23)      $ 16.32
2010       15.37        0.49           0.71           1.20        (0.49)         (0.05)          (0.54)        16.03
2009       15.80        0.49          (0.36)          0.13        (0.49)         (0.07)          (0.56)        15.37
2008       15.15        0.49           0.65           1.14        (0.49)            --           (0.49)        15.80
2007       15.14        0.47           0.01           0.48        (0.47)            --           (0.47)        15.15
2006       15.54        0.40          (0.40)            --        (0.40)            --           (0.40)        15.14

+    Per share data calculated using average shares method.

++   Total return excludes applicable sales charges.

*    All ratios for the period have been annualized.

Amounts designated as "--" represent less than $0.01 per share, are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                                   JULY 31, 2010

                                             RATIO OF           RATIO OF
                            RATIO OF        EXPENSES TO      NET INVESTMENT
            NET ASSETS,   EXPENSES TO   AVERAGE NET ASSETS       INCOME       PORTFOLIO
  TOTAL       END OF        AVERAGE         (EXCLUDING         TO AVERAGE      TURNOVER
RETURN++   PERIOD (000)    NET ASSETS        WAIVERS)          NET ASSETS        RATE
--------   ------------   -----------   ------------------   --------------   ---------


  3.72%       $91,115         0.75%            0.86%              3.90%           13%
  8.99         84,953         0.75             0.87               4.12            14
  1.94         76,917         0.75             0.85               4.15            32
  8.76         94,135         0.75             0.84               4.19            14
  4.00         87,835         0.75             0.89               4.12            19
  1.02         77,340         0.75             0.91               3.60            18

  3.60%       $40,986         1.00%            1.11%              3.64%           13%
  8.67         32,485         1.00             1.12               3.85            14
  1.76         23,610         1.00             1.11               3.91            32
  8.43         24,436         1.00             1.09               3.94            14
  3.75         16,977         1.00             1.14               3.88            19
  0.77         12,656         1.00             1.16               3.37            18

  3.26%       $   415         1.75%            1.86%              2.90%           13%
  7.89            371         1.75             1.87               3.10            14
  0.89            290         1.75             1.86               3.20            32
  7.65            119         1.75             1.84               3.19            14
  3.23            112         1.75             1.89               3.12            19
  0.01            129         1.75             1.91               2.61            18

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEARS ENDED JANUARY
31,

        NET ASSET                 NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL       NET ASSET
          VALUE,        NET      AND UNREALIZED      FROM       FROM NET         FROM         DIVIDENDS       VALUE,
        BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT    NET REALIZED        AND          END OF
        OF PERIOD     INCOME+    ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS     PERIOD
        ---------   ----------   --------------   ----------   ----------   -------------   -------------   ---------
VALUE FUND
TRUST CLASS SHARES
2010*     $17.48      $ 0.11         $ 1.07         $ 1.18       $(0.10)        $   --          $(0.10)       $18.56
2010       15.37        0.25           2.11           2.36        (0.25)            --           (0.25)        17.48
2009       23.44        0.27          (7.99)         (7.72)       (0.27)         (0.08)          (0.35)        15.37
2008       26.12        0.25          (0.38)         (0.13)       (0.24)         (2.31)          (2.55)        23.44
2007       24.37        0.26           3.32           3.58        (0.24)         (1.59)          (1.83)        26.12
2006       22.51        0.28           3.58           3.86        (0.28)         (1.72)          (2.00)        24.37
CLASS A SHARES
2010*     $17.42      $ 0.08         $ 1.07         $ 1.15       $(0.08)        $   --          $(0.08)       $18.49
2010       15.31        0.21           2.11           2.32        (0.21)            --           (0.21)        17.42
2009       23.36        0.22          (7.97)         (7.75)       (0.22)         (0.08)          (0.30)        15.31
2008       26.04        0.18          (0.37)         (0.19)       (0.18)         (2.31)          (2.49)        23.36
2007       24.31        0.20           3.30           3.50        (0.18)         (1.59)          (1.77)        26.04
2006       22.46        0.21           3.58           3.79        (0.22)         (1.72)          (1.94)        24.31
CLASS C SHARES
2010*     $17.07      $ 0.02         $ 1.05         $ 1.07       $(0.01)        $   --          $(0.01)       $18.13
2010       15.02        0.08           2.06           2.14        (0.09)            --           (0.09)        17.07
2009       22.92        0.06          (7.80)         (7.74)       (0.08)         (0.08)          (0.16)        15.02
2008       25.60       (0.03)         (0.33)         (0.36)       (0.01)         (2.31)          (2.32)        22.92
2007       23.95        0.01           3.26           3.27        (0.03)         (1.59)          (1.62)        25.60
2006       22.18        0.04           3.53           3.57        (0.08)         (1.72)          (1.80)        23.95

+    Per share data calculated using average shares method.

++   Total return excludes applicable sales charges.

*    All ratios for the period have been annualized.

Amounts designated as "--" represent less than $0.01 per share, are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                                   JULY 31, 2010

                                             RATIO OF           RATIO OF
                            RATIO OF        EXPENSES TO      NET INVESTMENT
            NET ASSETS,   EXPENSES TO   AVERAGE NET ASSETS    INCOME (LOSS)   PORTFOLIO
  TOTAL       END OF        AVERAGE         (EXCLUDING         TO AVERAGE      TURNOVER
RETURN++   PERIOD (000)    NET ASSETS        WAIVERS)          NET ASSETS        RATE
--------   ------------   -----------   ------------------   --------------   ---------


   6.79%      $69,689         1.06%            1.06%               1.17%          49%
  15.51        65,625         1.06             1.06                1.53           85
 (33.21)       65,358         1.04             1.04                1.31           65
  (1.31)       84,322         1.03             1.03                0.91           60
  14.83        80,965         1.08             1.08                1.02           64
  17.52        68,633         1.09             1.09                1.18           77

   6.62%      $61,940         1.31%            1.31%               0.92%          49%
  15.29        57,599         1.31             1.31                1.26           85
 (33.41)       46,305         1.29             1.29                1.06           65
  (1.54)       63,371         1.28             1.28                0.66           60
  14.52        55,007         1.33             1.33                0.77           64
  17.24        34,985         1.34             1.34                0.88           77

   6.27%       $4,352         2.06%            2.06%               0.18%          49%
  14.34         4,439         2.06             2.06                0.52           85
 (33.85)        3,894         2.04             2.04                0.31           65
  (2.19)        5,169         2.03             2.03               (0.11)          60
  13.72         1,163         2.08             2.08                0.03           64
  16.37           754         2.09             2.09                0.17           77

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEARS ENDED JANUARY
31,

        NET ASSET       NET       NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL       NET ASSET
          VALUE,    INVESTMENT   AND UNREALIZED      FROM       FROM NET         FROM         DIVIDENDS       VALUE,
        BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   INVESTMENT    NET REALIZED        AND          END OF
        OF PERIOD     (LOSS)+    ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS     PERIOD
        ---------   ----------   --------------   ----------   ----------   -------------   -------------   ---------
GROWTH FUND
TRUST CLASS SHARES
2010*     $12.86      $   --          $0.55         $ 0.55         $--          $   --          $   --        $13.41
2010       10.39        0.02           2.45           2.47          --              --              --         12.86
2009       17.31       (0.02)         (6.90)         (6.92)         --              --              --         10.39
2008       18.11       (0.05)         (0.36)         (0.41)         --           (0.39)          (0.39)        17.31
2007       20.13       (0.05)          0.44           0.39          --           (2.41)          (2.41)        18.11
2006       16.52       (0.08)          3.86           3.78          --           (0.17)          (0.17)        20.13
Class A Shares
2010*     $12.57      $(0.01)         $0.54         $ 0.53         $--          $   --          $   --        $13.10
2010       10.18       (0.01)          2.40           2.39          --              --              --         12.57
2009       17.00       (0.06)         (6.76)         (6.82)         --              --              --         10.18
2008       17.83       (0.10)         (0.34)         (0.44)         --           (0.39)          (0.39)        17.00
2007       19.91       (0.10)          0.43           0.33          --           (2.41)          (2.41)        17.83
2006       16.38       (0.12)          3.82           3.70          --           (0.17)          (0.17)        19.91
Class C Shares
2010*     $11.68      $(0.06)         $0.50         $ 0.44         $--          $   --          $   --        $12.12
2010        9.52       (0.09)          2.25           2.16          --              --              --         11.68
2009       16.02       (0.15)         (6.35)         (6.50)         --              --              --          9.52
2008       16.95       (0.23)         (0.31)         (0.54)         --           (0.39)          (0.39)        16.02
2007       19.18       (0.23)          0.41           0.18          --           (2.41)          (2.41)        16.95
2006       15.91       (0.25)          3.69           3.44          --           (0.17)          (0.17)        19.18

+    Per share data calculated using average shares method.

++   Total return excludes applicable sales charges.

*    All ratios for the period have been annualized.

Amounts designated as "--" represent less than $0.01 per share, are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                                   JULY 31, 2010

                                             RATIO OF           RATIO OF
                            RATIO OF        EXPENSES TO      NET INVESTMENT
            NET ASSETS,   EXPENSES TO   AVERAGE NET ASSETS    INCOME (LOSS)   PORTFOLIO
  TOTAL       END OF        AVERAGE         (EXCLUDING         TO AVERAGE      TURNOVER
RETURN++   PERIOD (000)    NET ASSETS        WAIVERS)          NET ASSETS        RATE
--------   ------------   -----------   ------------------   --------------   ---------


  4.28%         $45,434        1.10%            1.10%              0.04%          50%
 23.81           43,499        1.10             1.12               0.15           87
(39.98)          35,730        1.08             1.08              (0.13)          84
 (2.49)          53,028        1.06             1.06              (0.28)          60
  2.07           51,654        1.10             1.10              (0.28)          94
 22.95           47,375        1.10             1.12              (0.42)          67

  4.22%         $23,792        1.35%            1.35%             (0.21)%         50%
 23.48           22,987        1.35             1.37              (0.11)          87
(40.12)          18,918        1.32             1.32              (0.39)          84
 (2.69)          37,852        1.31             1.31              (0.53)          60
  1.78           35,347        1.35             1.35              (0.53)          94
 22.66           28,376        1.35             1.37              (0.68)          67

  3.77%         $   365        2.10%            2.10%             (0.96)%         50%
 22.69              354        2.10             2.12              (0.83)          87
(40.57)             333        2.08             2.08              (1.14)          84
 (3.43)             363        2.06             2.06              (1.28)          60
  1.06              458        2.10             2.10              (1.28)          94
 21.69              546        2.10             2.12              (1.42)          67

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

        NET ASSET                 NET REALIZED       TOTAL     DISTRIBUTIONS                                NET ASSET
          VALUE,        NET      AND UNREALIZED      FROM           FROM                                      VALUE,
        BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT    NET REALIZED       TOTAL       REDEMPTION     END OF
        OF PERIOD      LOSS+     ON INVESTMENTS   OPERATIONS       GAINS       DISTRIBUTIONS      FEES        PERIOD
        ---------   ----------   --------------   ----------   -------------   -------------   ----------   ---------
BURKENROAD FUND
CLASS A SHARES
2010*     $28.92      $(0.07)        $ 1.39         $ 1.32         $   --          $   --         $  --       $30.24
2010       21.42       (0.01)          7.51           7.50             --              --            --        28.92
2009       29.61       (0.12)         (7.68)         (7.80)         (0.40)          (0.40)         0.01        21.42
2008       31.32       (0.12)         (1.15)         (1.27)         (0.44)          (0.44)           --        29.61
2007       29.30       (0.10)          2.12           2.02             --              --            --        31.32
2006       24.97       (0.08)          4.41           4.33             --              --            --        29.30
CLASS D SHARES
2010*     $28.44      $(0.11)        $ 1.37         $ 1.26         $   --          $   --         $  --       $29.70
2010       21.12       (0.08)          7.40           7.32             --              --            --        28.44
2009       29.26       (0.20)         (7.55)         (7.75)         (0.40)          (0.40)         0.01        21.12
2008       31.04       (0.20)         (1.14)         (1.34)         (0.44)          (0.44)           --        29.26
2007       29.07       (0.17)          2.10           1.93             --              --          0.04        31.04
2006       24.82       (0.14)          4.38           4.24             --              --          0.01        29.07

+    Per share data calculated using average shares method.

++   Total return excludes applicable sales charges.

*    All ratios for the period have been annualized.

Amounts designated as "--" represent less than $0.01 per share, are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                                   JULY 31, 2010

                                             RATIO OF
                                            EXPENSES TO         RATIO OF
                            RATIO OF    AVERAGE NET ASSETS   NET INVESTMENT
            NET ASSETS,   EXPENSES TO       (EXCLUDING            LOSS        PORTFOLIO
  TOTAL       END OF        AVERAGE       WAIVERS AND/OR       TO AVERAGE      TURNOVER
RETURN++   PERIOD (000)    NET ASSETS     REIMBURSEMENTS)      NET ASSETS        RATE
--------   ------------   -----------   ------------------   --------------   ---------


   4.56%      $41,878         1.40%            1.52%             (0.49)%          12%
  35.01        39,901         1.40             1.58              (0.05)           20
 (26.36)       23,033         1.40             1.64              (0.42)           87
  (4.14)       19,579         1.40             1.62              (0.38)           42
   6.89        18,987         1.40             1.71              (0.34)           22
  17.34        13,376         1.40             1.82              (0.33)           32

   4.43%      $ 6,955         1.65%            1.78%             (0.74)%          12%
  34.66         6,402         1.65             1.83              (0.30)           20
 (26.50)        5,016         1.65             1.88              (0.70)           87
  (4.40)        6,236         1.65             1.87              (0.63)           42
   6.78         7,148         1.65             1.96              (0.58)           22
  17.12         6,151         1.65             2.07              (0.55)           32

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEAR OR PERIOD ENDED JANUARY 31,

        NET ASSET                 NET REALIZED       TOTAL      DIVIDENDS       TOTAL       NET ASSET
          VALUE,        NET      AND UNREALIZED      FROM       FROM NET      DIVIDENDS       VALUE,
        BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT        AND          END OF
        OF PERIOD      LOSS+     ON INVESTMENTS   OPERATIONS     INCOME     DISTRIBUTIONS     PERIOD
        ---------   ----------   --------------   ----------   ----------   -------------   ---------
QUANTITATIVE LONG/SHORT FUND
TRUST CLASS SHARES
2010*     $12.17      $(0.03)        $ 0.52         $ 0.49       $   --         $   --        $12.66
2010       11.33       (0.10)          0.94           0.84           --             --         12.17
2009#      15.00          --          (3.66)         (3.66)       (0.01)         (0.01)        11.33
CLASS A SHARES
2010*     $12.13      $(0.05)        $ 0.53         $ 0.48       $   --         $   --        $12.61
2010       11.33       (0.13)          0.93           0.80           --             --         12.13
2009#      15.00       (0.01)         (3.66)         (3.67)          --             --         11.33
CLASS C SHARES
2010*     $12.01      $(0.10)        $ 0.52         $ 0.42       $   --         $   --        $12.43
2010       11.29       (0.22)          0.94           0.72           --             --         12.01
2009#      15.00       (0.04)         (3.67)         (3.71)          --             --         11.29

*    All ratios for the period have been annualized.

(1) The expense ratio includes the performance fee adjustment. Had the performance fee adjustment been excluded, the ratios would have been 1.71%, 1.96% and 2.71% for Trust Class Shares, Class A Shares and Class C Shares, respectively.

(2) The expense ratio includes the performance fee adjustment. Had the performance fee adjustment been excluded, the ratios would have been 1.70%, 1.95% and 2.70% for Trust Class Shares, Class A Shares and Class C Shares, respectively.

# Commenced operations on September 30, 2008. Ratios for the period have been annualized.

+    Per share data calculated using average shares method.

++ Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                                   JULY 31, 2010

                                  RATIO OF                 RATIO OF
                                EXPENSES TO               EXPENSES TO               RATIO OF
                             AVERAGE NET ASSETS       AVERAGE NET ASSETS           EXPENSES TO           RATIO OF
                                 (INCLUDING         (INCLUDING PERFORMANCE     AVERAGE NET ASSETS     NET INVESTMENT
            NET ASSETS,   PERFORMANCE ADJUSTMENT,    ADJUSTMENT/EXCLUDING    (INCLUDING PERFORMANCE        LOSS        PORTFOLIO
  TOTAL       END OF            DIVIDEND AND             DIVIDEND AND         ADJUSTMENT/EXCLUDING      TO AVERAGE      TURNOVER
RETURN++   PERIOD (000)      INTEREST EXPENSE)         INTEREST EXPENSE)            WAIVERS)            NET ASSETS        RATE
--------   ------------   -----------------------   ----------------------   ----------------------   --------------   ---------


   4.03%      $19,854              1.38%                    1.30%(1)                  1.30%               (0.51)%          74%
   7.41        15,922              1.92                     1.57(2)                   2.36                (0.86)          135
 (24.43)       12,881              1.77                     1.70                      2.29                (0.03)           47

   3.96%      $ 3,013              1.63%                    1.56%(1)                  1.56%               (0.77)%          74%
   7.06         2,759              2.17                     1.82(2)                   2.61                (1.11)          135
 (24.47)        1,942              2.02                     1.95                      2.61                (0.33)           47

   3.50%      $    12              2.38%                    2.30%(1)                  2.30%               (1.51)%          74%
   6.38            11              2.92                     2.57(2)                   3.36                (1.86)          135
 (24.73)            1              2.74                     2.67                      3.56                (1.08)           47

FINANCIAL HIGHLIGHTS (CONCLUDED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2010 (UNAUDITED) AND THE YEAR OR PERIOD ENDED JANUARY 31,

        NET ASSET       NET       NET REALIZED       TOTAL      DIVIDENDS       TOTAL       NET ASSET
          VALUE,    INVESTMENT   AND UNREALIZED      FROM       FROM NET      DIVIDENDS       VALUE,
        BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   INVESTMENT        AND          END OF
        OF PERIOD     (LOSS)+    ON INVESTMENTS   OPERATIONS     INCOME     DISTRIBUTIONS     PERIOD
        ---------   ----------   --------------   ----------   ----------   -------------   ---------
DIVERSIFIED INTERNATIONAL FUND
TRUST CLASS SHARES
2010*     $17.11      $ 0.09         $ 0.53         $ 0.62       $   --         $   --        $17.73
2010       10.38        0.07           6.75           6.82        (0.09)         (0.09)        17.11
2009#      15.00        0.02          (4.60)         (4.58)       (0.04)         (0.04)        10.38
CLASS A SHARES
2010*     $17.09      $ 0.07         $ 0.53         $ 0.60       $   --         $   --        $17.69
2010       10.38        0.01           6.76           6.77        (0.06)         (0.06)        17.09
2009#      15.00          --          (4.58)         (4.58)       (0.04)         (0.04)        10.38
CLASS C SHARES
2010*     $17.00      $ 0.01         $ 0.53         $ 0.54       $   --         $   --        $17.54
2010       10.37       (0.23)          6.86           6.63           --             --         17.00
2009#      15.00       (0.02)         (4.59)         (4.61)       (0.02)         (0.02)        10.37

*    All ratios for the period have been annualized.

# Commenced operations on September 30, 2008. Ratios for the period have been annualized.

+    Per share data calculated using average shares method.

++ Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.

Amounts designated as "--" represent less than $0.01 per share, are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                       (GRAPHIC)
                                                                   JULY 31, 2010

                                          RATIO OF
                                        EXPENSES TO      RATIO OF
                            RATIO OF      AVERAGE     NET INVESTMENT
            NET ASSETS,   EXPENSES TO    NET ASSETS    INCOME (LOSS)   PORTFOLIO
 TOTAL        END OF        AVERAGE      (EXCLUDING     TO AVERAGE      TURNOVER
RETURN++   PERIOD (000)    NET ASSETS     WAIVERS)      NET ASSETS        RATE
--------   ------------   -----------   -----------   --------------   ---------


   3.62%      $46,235         1.50%         1.50%           1.01%           0%
  65.63        29,506         1.50          1.73            0.49           42
 (30.53)       12,925         1.50          2.36            0.45            2

   3.51%      $13,552         1.75%         1.75%           0.80%           0%
  65.23         6,354         1.75          1.98            0.08           42
 (30.57)        1,753         1.75          2.74            0.11            2

   3.18%      $    89         2.50%         2.50%           0.08%           0%
  63.96            11         2.50          2.73           (1.37)          42
 (30.77)            1         2.50          3.36           (0.62)           2

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with twenty-eight funds. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Government Money Market Fund (the "Government Money Market Fund"), the Hancock Horizon Strategic Income Bond Fund (the "Strategic Income Bond Fund"), the Hancock Horizon Value Fund (the "Value Fund"), the Hancock Horizon Growth Fund (the "Growth Fund"), the Hancock Horizon Burkenroad Fund (the "Burkenroad Fund"), the Hancock Horizon Quantitative Long/Short Fund (the "Quantitative Long/Short Fund") and the Hancock Horizon Diversified International Fund (the "Diversified International Fund") (each a "Fund" and collectively the "Funds"). Prior to March 8, 2009, the Government Money Market Fund was named the Treasury Securities Money Market Fund. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker- supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2010, there were no fair valued securities in the Funds.

                                                                       (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

     The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the "Adviser") or a Sub-Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund uses Interactive Data Pricing and Reference Data Corp. ("Interactive Data") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund own securities is closed for one or more days, the Diversified International Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of July 31, 2010, there were no securities fair valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at July 31, 2010 (000):

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 --------   --------   -------   --------
Government Money Market Fund
   Investments in Securities
      U.S. Government Agency Obligations         $     --   $302,899     $--     $302,899
      Corporate Bonds                                  --     16,478      --       16,478
      Repurchase Agreements                       178,753         --      --      178,753
                                                 --------   --------     ---     --------
   Total Investments in Securities               $178,753   $319,377     $--     $498,130
                                                 ========   ========     ===     ========
Strategic Income Bond Fund
   Investments in Securities Corporate Bonds     $     --   $ 38,688     $--     $ 38,688
      U.S. Government Mortgage-Backed
         Obligations                                   --     24,723      --       24,723
      Municipal Bonds                                  --     23,446      --       23,446
      U.S. Government Agency Obligations               --     19,459      --       19,459
      Exchange Traded Funds                        16,405         --      --       16,405
      Cash Equivalents                              8,660         --      --        8,660
                                                 --------   --------     ---     --------
   Total Investments in Securities               $ 25,065   $106,316     $--     $131,381
                                                 ========   ========     ===     ========

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 --------   --------   -------   --------
Value Fund
   Investments in Securities
      Common Stock                               $132,432      $--       $--     $132,432
      Cash Equivalent                               3,466       --        --        3,466
                                                 --------      ---       ---     --------
   Total Investments in Securities               $135,898      $--       $--     $135,898
                                                 ========      ===       ===     ========
Growth Fund
   Investments in Securities
      Common Stock                               $ 69,011      $--       $--     $ 69,011
      Cash Equivalent                                 594       --        --          594
                                                 --------      ---       ---     --------
   Total Investments in Securities               $ 69,605      $--       $--     $ 69,605
                                                 ========      ===       ===     ========
Burkenroad Fund
   Investments in Securities
      Common Stock                               $ 48,086      $--       $--     $ 48,086
      Cash Equivalent                                 816       --        --          816
                                                 --------      ---       ---     --------
   Total Investments in Securities               $ 48,902      $--       $--     $ 48,902
                                                 ========      ===       ===     ========
Quantitative Long/Short Fund
   Assets at Fair Value at July 31, 2010
      (investments in securities at fair
      value)
   Investments in Securities
      Common Stock                               $ 23,181      $--       $--     $ 23,181
      Cash Equivalent                               1,971       --        --        1,971
                                                 --------      ---       ---     --------
   Total Investments in Securities               $ 25,152      $--       $--     $ 25,152
                                                 ========      ===       ===     ========
   Liabilities at Fair Value at July 31, 2010
      (securities sold short at fair value)
   Investments in Securities
   Sold Short
      Common Stock                               $ (2,210)     $--       $--     $ (2,210)
                                                 --------      ---       ---     --------
   Total Investments in Securities Sold Short    $ (2,210)     $--       $--     $ (2,210)
                                                 ========      ===       ===     ========
Diversified International Fund
   Investments in Securities
      Common Stock                               $ 53,071      $--       $--     $ 53,071
      Exchange Traded Funds                         2,320       --        --        2,320
      Cash Equivalent                               7,806       --        --        7,806
                                                 --------      ---       ---     --------
   Total Investments in Securities               $ 63,197      $--       $--     $ 63,197
                                                 ========      ===       ===     ========

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies

                                                                       (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

FEDERAL INCOME TAXES - It is each Fund's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

REPURCHASE AGREEMENTS - The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by the Adviser. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA PURCHASE COMMITMENTS - The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

SHORT SALES -- The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

EXPENSES - Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

CLASSES OF SHARES - Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared daily and paid monthly for the Government Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and the Diversified International Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, were amortized over twelve months from the inception date of the Quantitative Long/Short and Diversified International Funds. As of July 31, 2010, offering costs were fully amortized for the Quantitative Long/Short Fund and the Diversified International Fund.

OTHER -- The Class C Shares of the Strategic Income Bond Fund, Value Fund, Growth Fund, Quantitative Long/Short Fund and Diversified International Fund retained a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date until May 31, 2009, at which point the redemption fees imposed by the Funds were eliminated.

                                                                       (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

                                    YEAR ENDED
                                 JANUARY 31, 2010
                                 ----------------
Strategic Income
   Bond Fund                           $ --
Value Fund                              226
Growth Fund                              --
Quantitative Long/Short Fund             --
Diversified International Fund           --

The Class A Shares and Class D Shares of the Burkenroad Fund charged a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date until May 31, 2009, at which point the redemption fee imposed by the Fund was eliminated.

                                YEAR ENDED
                             JANUARY 31, 2010
                             ----------------
Burkenroad Fund -- Class A        $11,616
Burkenroad Fund -- Class D          2,476

Fees collected were retained by the Funds for the benefit of the remaining shareholders and were included in capital shares transactions in the Statements of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

ADVISORY AGREEMENT

     Horizon Advisers (the "Adviser"), an unincorporated division of Hancock Bank, serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Government Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds, 0.95% of the average daily net assets of the Burkenroad Fund, 1.20% of the average daily net assets of the Quantitative Long/Short Fund and 1.00% of the average daily net assets of the Diversified International Fund. For the month ended October 31, 2009 and each subsequent month thereafter, the fee received by the Adviser for the Quantitative Long/Short Fund will be comprised of a basic fee at the annual rate of 1.20% of the Fund's average daily net assets as described above and a performance adjustment ("performance adjustment"), if applicable, that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The performance adjustment is calculated and paid monthly by comparing the Fund's Trust Class Share performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). In cases where the advisory fee is comprised of the basic fee and a performance adjustment, the fee paid to the Adviser based on the performance adjustment will result in a minimum fee of 0.80% if the Fund's Trust Class Share underperforms the Fund's performance benchmark by 200 basis points or more on a rolling 12-month basis, and a maximum fee of 1.60% if the Fund's Trust Share Class outperforms the Fund's performance benchmark by 200 basis points or more on a rolling 12-month basis. In cases where the performance adjustment is not applicable because the performance difference does not result in a performance adjustment, the basic fee at the annual rate of 1.20% of the Fund's average daily net assets will continue to apply.

     In addition, the Adviser oversees EARNEST Partners, LLC (the Sub-Adviser to the Diversified International Fund) to ensure its compliance with the investment policies and guidelines of the Diversified International Fund, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Diversified International Fund. The Board of Trustees of the Trust (the "Board") supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

     During the six months ended July 31, 2010, the Quantitative Long/Short Fund's advisory fees, before waivers, were adjusted in accordance with the policy described above, as follows:

  BASE                   NET ADVISORY
ADVISORY   PERFORMANCE    FEES BEFORE   EFFECTIVE
   FEE      ADJUSTMENT      WAIVERS        RATE
--------   -----------   ------------   ---------
$131,646    $(36,658)       $94,988       0.87%

     The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding performance adjustments, interest, dividend expenses, taxes, brokerage commissions, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

                      GOVERNMENT
                         MONEY      STRATEGIC
                        MARKET     INCOME BOND    VALUE   GROWTH
                         FUND*        FUND*      FUND**   FUND**
                      ----------   -----------   ------   ------
Trust Class Shares       0.58%        0.75%       1.10%    1.10%
Institutional Sweep
   Class Shares          0.83          n/a         n/a      n/a
Class A Shares           1.08         1.00        1.35     1.35
Class C Shares            n/a         1.75        2.10     2.10

                                  QUANTITATIVE    DIVERSIFIED
                     BURKENROAD    LONG/SHORT    INTERNATIONAL
                        FUND*         FUND*          FUND*
                     ----------   ------------   -------------
Trust Class Shares       n/a        1.70%(1)         1.50%
Class A Shares          1.40%       1.95%(1)         1.75%
Class C Shares           n/a        2.70%(1)         2.50%
Class D Shares          1.65         n/a              n/a

"n/a" designates that the Fund does not offer this class.

* The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2011.

** The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.

(1) The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund's average daily net assets of the Trust Class, Class A and Class C Shares, respectively, until May 2011 (the "Expense Limits"). Since the Expense Limits are applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

     In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Trust Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.

     The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

     As of July 31, 2010, fees previously waived by the Adviser which may be subject to possible future reimbursement are as follows:

                GOVERNMENT
                   MONEY      STRATEGIC
                  MARKET     INCOME BOND    GROWTH
                  FUND(1)      FUND(1)     FUND(1)
                ----------   -----------   -------
Expiring 2012   $   70,855     $ 18,476     $  609
Expiring 2013    1,480,112      133,904      6,490

                             QUANTITATIVE    DIVERSIFIED
                BURKENROAD    LONG/SHORT    INTERNATIONAL
                  FUND(1)       FUND(2)        FUND(2)
                ----------   ------------   -------------
Expiring 2012     $ 9,318       $29,148        $76,300
Expiring 2013      69,855        76,682          2,264

(1)  Reimbursement of Advisory Fees waived effective from May 31, 2009.

(2) Reimbursement of Advisory Fees waived effective from September 30, 2008 (commencement of operations).

     During the six months ended July 31, 2010, the Adviser recaptured $13,546 of prior expense limitation reimbursements for the Diversified International Fund.

ADMINISTRATION AGREEMENT

     SEI Investments Global Funds Services ("the Administrator") is the Administrator of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

     The Funds and the Administrator have entered into an Administration Agreement. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.

TRANSFER AGENT AND CUSTODIAN AGREEMENT

     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

                                                                       (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

     Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets, subject to a minimum of $250 per month per Fund.

     U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund's average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund's average daily net assets.

DISTRIBUTION AGREEMENT

     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                      GOVERNMENT
                         MONEY      STRATEGIC
                        MARKET     INCOME BOND   VALUE   GROWTH
                         FUND          FUND       FUND    FUND
                      ----------   -----------   -----   ------
Trust Class Shares         --           --          --       --
Institutional Sweep
   Class Shares            --          n/a        n/a      n/a
Class A Shares           0.25%          --         --       --
Class C Shares            n/a         0.75%      0.75%    0.75%

                                  QUANTITATIVE    DIVERSIFIED
                     BURKENROAD    LONG/SHORT    INTERNATIONAL
                        FUND          FUND            FUND
                     ----------   ------------   -------------
Trust Class Shares       n/a            --             --
Class A Shares            --            --             --
Class C Shares           n/a          0.75%          0.75%
Class D Shares          0.25%          n/a            n/a

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares. During the six months ended July 31, 2010, Hancock Investment Securities, Inc. received distribution fees in the amount of $279,046, $0, $0, $0, $3,305, $3 and $4 for the Government Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and Diversified International Fund, respectively.

     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                      GOVERNMENT   STRATEGIC
                         MONEY       INCOME
                        MARKET        BOND     VALUE   GROWTH
                         FUND         FUND      FUND    FUND
                      ----------   ---------   -----   ------
Trust Class Shares         --          --        --       --
Institutional Sweep
   Class Shares          0.25%        n/a       n/a      n/a
Class A Shares           0.25        0.25%     0.25%    0.25%
Class C Shares            n/a        0.25      0.25     0.25

                                  QUANTITATIVE    DIVERSIFIED
                     BURKENROAD    LONG/SHORT    INTERNATIONAL
                        FUND          FUND           FUND
                     ----------   ------------   -------------
Trust Class Shares       n/a            --             --
Class A Shares          0.25%         0.25%          0.25%
Class C Shares           n/a          0.25           0.25
Class D Shares          0.25           n/a            n/a

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares. During the six months ended July 31, 2010, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $338,605, $17,019, $17,344, $13,219, $27,190, $2,309, and $4,734 for the
Government Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and Diversified International Fund, respectively.

INVESTMENT IN AFFILIATED COMPANIES

     The Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and Diversified International Fund may invest in the Government Money Market Fund for cash management purposes. To the extent the Funds invest in the Government Money Market Fund, they will indirectly bear a pro rata portion of the Government Money Market Fund's portfolio management fees and other Fund operating expenses.

OTHER

     Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

     The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. SHARE TRANSACTIONS:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                                 GOVERNMENT         STRATEGIC INCOME
                                             MONEY MARKET FUND         BOND FUND             VALUE FUND           GROWTH FUND
                                            -------------------   -------------------   -------------------   -------------------
                                            02/01/10   02/01/09   02/01/10   02/01/09   02/01/10   02/01/09   02/01/10   02/01/09
                                               TO         TO         TO         TO         TO         TO         TO         TO
                                            07/31/10   01/31/10   07/31/10   01/31/10   07/31/10   01/31/10   07/31/10   01/31/10
                                            --------   --------   --------   --------   --------   --------   --------   --------
Trust Class Shares:
   Shares issued                             139,225    313,846      795       2,170       266       1,559       255       1,302
   Dividends and distributions reinvested          1          1       26          48         5          20        --          --
   Shares redeemed                          (130,117)  (319,806)    (535)     (1,921)     (270)     (2,078)     (249)     (1,360)
                                            --------   --------     ----      ------      ----      ------      ----      ------
Total Trust Class Shares Transactions          9,109     (5,959)     286         297         1        (499)        6         (58)
                                            --------   --------     ----      ------      ----      ------      ----      ------
Institutional Sweep Class Shares:
   Shares issued                             409,888    593,385      n/a         n/a       n/a         n/a       n/a         n/a
   Dividends and distributions reinvested          1          1      n/a         n/a       n/a         n/a       n/a         n/a
   Shares redeemed                          (375,113)  (597,968)     n/a         n/a       n/a         n/a       n/a         n/a
                                            --------   --------     ----      ------      ----      ------      ----      ------
Total Institutional Sweep Class Shares
   Transactions                               34,776     (4,582)     n/a         n/a       n/a         n/a       n/a         n/a
                                            --------   --------     ----      ------      ----      ------      ----      ------
Class A Shares:
   Shares issued                             245,024    681,740      647       1,535       429       1,063       247       1,217
   Dividends and distributions reinvested          2          6       39          70        14          41        --          --
   Shares redeemed                          (226,981)  (653,969)    (198)     (1,112)     (401)       (820)     (258)     (1,248)
                                            --------   --------     ----      ------      ----      ------      ----      ------
Total Class A Shares Transactions             18,045     27,777      488         493        42         284       (11)        (31)
                                            --------   --------     ----      ------      ----      ------      ----      ------
Class C Shares:
   Shares issued                                 n/a        n/a        2           4        23          59         1           1
   Dividends and distributions reinvested        n/a        n/a       --           1        --           2        --          --
   Shares redeemed                               n/a        n/a       --          (1)      (43)        (60)       (1)         (6)
                                            --------   --------     ----      ------      ----      ------      ----      ------
Total Class C Shares Transactions                n/a        n/a        2           4       (20)          1        --          (5)
                                            --------   --------     ----      ------      ----      ------      ----      ------
Net Change in Capital Shares                  61,930     17,236      776         794        23        (214)       (5)        (94)
                                            ========   ========     ====      ======      ====      ======      ====      ======

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either 0 shares or have been rounded to 0 shares.

                                                                       (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                                 BURKENROAD           QUANTITATIVE          DIVERSIFIED
                                                    FUND            LONG/SHORT FUND      INTERNATIONAL FUND
                                            -------------------   -------------------   -------------------
                                            02/01/10   02/01/09   02/01/10   02/01/09   02/01/10   02/01/09
                                               TO         TO         TO         TO         TO         TO
                                            07/31/10   01/31/10   07/31/10   01/31/10   07/31/10   01/31/10
                                            --------   --------   --------   --------   --------   --------
Trust Class Shares:
   Shares issued                               n/a        n/a        336        606         956      1,011
   Dividends and distributions reinvested      n/a        n/a         --         --          --          2
   Shares redeemed                             n/a        n/a        (76)      (434)        (74)      (534)
                                              ----       ----       ----       ----       -----      -----
Total Trust Class Shares Transactions          n/a        n/a        260        172         882        479
                                              ----       ----       ----       ----       -----      -----
Class A Shares:
   Shares issued                               229        787         54        228         442        382
   Dividends and distributions reinvested       --         --         --         --          --          1
   Shares redeemed                            (224)      (482)       (42)      (172)        (48)      (180)
                                              ----       ----       ----       ----       -----      -----
Total Class A Shares Transactions                5        305         12         56         394        203
                                              ----       ----       ----       ----       -----      -----
Class C Shares:
   Shares issued                               n/a        n/a         --          1           4          2
   Dividends and distributions reinvested      n/a        n/a         --         --          --         --
   Shares redeemed                             n/a        n/a         --         --          --         (1)
                                              ----       ----       ----       ----       -----      -----
Total Class C Shares Transactions              n/a        n/a         --          1           4          1
                                              ----       ----       ----       ----       -----      -----
Class D Shares:
   Shares issued                                30         39        n/a        n/a         n/a        n/a
   Dividends and distributions reinvested       --         --        n/a        n/a         n/a        n/a
   Shares redeemed                             (21)       (52)       n/a        n/a         n/a        n/a
                                              ----       ----       ----       ----       -----      -----
Total Class D Shares Transactions                9        (13)       n/a        n/a         n/a        n/a
                                              ----       ----       ----       ----       -----      -----
Net Change in Capital Shares                    14        292        272        229       1,280        683
                                              ====       ====       ====       ====       =====      =====

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either 0 shares or have been rounded to 0 shares.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended July 31, 2010 were as follows:

                                     STRATEGIC                                                       DIVERSIFIED
                                       INCOME     VALUE     GROWTH   BURKENROAD     QUANTITATIVE    INTERNATIONAL
                                     BOND FUND     FUND      FUND       FUND      LONG/SHORT FUND        FUND
                                       (000)      (000)     (000)       (000)          (000)            (000)
                                     ---------   -------   -------   ----------   ---------------   -------------
Cost of Security Purchases
   U.S. Government Securities         $    --    $    --   $    --     $   --         $    --          $    --
   Other                               27,409     64,675    34,056      6,786          18,797           20,752
Proceeds from Sales and Maturities
   U.S. Government Securities         $11,826    $    --   $    --     $   --         $    --          $    --
   Other                                3,593     66,624    34,072      5,705          16,730              149

6. FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended January 31, 2010 and January 31, 2009 was as follows (000):

                                                    LONG-TERM
                                                     CAPITAL
                                 ORDINARY INCOME       GAIN           TOTALS
                                 ---------------   -----------   ---------------
                                  2010     2009    2010   2009    2010     2009
                                 ------   ------   ----   ----   ------   ------
Government Money Market Fund     $   52   $4,117   $ --   $ --   $   52   $4,117
Strategic Income Bond Fund        4,465    4,675    199    451    4,664    5,126
Value Fund                        1,784    1,705     --    544    1,784    2,249
Growth Fund                          15       --     --     --       15       --
Burkenroad Fund                      --       --     --    495       --      495
Quantitative Long/Short Fund         --        6     --     --       --        6
Diversified International Fund      164       57     --     --      164       57

Amounts designated as "--" are either $0 or have been rounded to $0.

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows (000):

                                         GOVERNMENT    STRATEGIC                                      QUANTITATIVE    DIVERSIFIED
                                            MONEY        INCOME      VALUE     GROWTH    BURKENROAD    LONG/SHORT    INTERNATIONAL
                                         MARKET FUND   BOND FUND     FUND       FUND        FUND          FUND           FUND
                                         -----------   ---------   --------   --------   ----------   ------------   -------------
Undistributed ordinary income               $  5         $ 144     $     76   $     --    $    --       $    --         $    81
Undistributed long-term capital gain          --           182           --         --         --            --              --
Unrealized appreciation (depreciation)        --          (130)     (16,424)      (405)      (242)          595          (2,198)
Capital Loss Carryforward                    (11)           --       (7,155)    (5,473)      (588)         (763)             --
Post-October Losses                           (3)           --      (15,109)   (13,931)    (1,594)       (3,711)           (626)
Other temporary differences                   (5)           --           --         --         46            --              --
                                            ----         -----     --------   --------    -------       -------         -------
Total distributable earnings                $(14)        $ 196     $(38,612)  $(19,809)   $(2,378)      $(3,879)        $(2,743)
                                            ====         =====     ========   ========    =======       =======         =======

Undistributed amounts at April 30, 2010, reported in the above table, have been paid.

Amounts designated as "--" are either $0 or have been rounded to $0.

Post-October Losses represent losses on investment transactions from November 1, 2009 through April 30, 2010, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a

                                                                       (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

maximum period of eight years and applied against future capital gains. During the year ended April 30, 2010, these were no Funds that utilized capital loss carryforwards to offset realized capital gains. At April 30, 2010, capital loss carryforwards and their expiration dates were as follows:

                          GOVERNMENT                                           QUANTITATIVE
                         MONEY MARKET      VALUE       GROWTH     BURKENROAD    LONG/SHORT
                          FUND (000)    FUND (000)   FUND (000)   FUND (000)    FUND (000)
                         ------------   ----------   ----------   ----------   ------------
Expires April 30, 2017        $11         $7,155       $5,452        $588          $763
Expires April 30, 2016         --             --           21          --           --

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2010 were as follows:

                                                 AGGREGATE      AGGREGATE
                                                   GROSS          GROSS           NET
                                     FEDERAL     UNREALIZED     UNREALIZED    UNREALIZED
                                    TAX COST   APPRECIATION   DEPRECIATION   APPRECIATION
                                     (000)         (000)          (000)          (000)
                                    --------   ------------   ------------   ------------
Strategic Income Bond Fund          $125,081     $ 7,640        $(1,340)       $ 6,300
Value Fund                           124,738      14,739         (3,579)        11,160
Growth Fund                           61,910       9,519         (1,824)         7,695
Burkenroad Fund                       41,218       9,453         (1,769)         7,684
Quantitative Long/Short Fund Fund     24,085       1,826           (759)         1,067
Diversified International Fund        56,961       8,138         (1,902)         6,236

For Federal income tax purposes, the book cost of securities owned at July 31, 2010 for the Government Money Market Fund was equal to tax cost.

7. OTHER:

On July 31, 2010, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                                                             % OF
                                                           NUMBER OF     OUTSTANDING
                                                          SHAREHOLDERS      SHARES
                                                          ------------   -----------
Government Money Market Fund, Trust Class                       1             92
Government Money Market Fund, Institutional Sweep Class         1             90
Government Money Market Fund, Class A                           2             99
Strategic Income Bond Fund, Trust Class                         2             75
Strategic Income Bond Fund, Class A                             1             17
Strategic Income Bond Fund, Class C                             2             38
Value Fund, Trust Class                                         2             75
Value Fund, Class A                                             1             13
Value Fund, Class C                                             2             52
Growth Fund, Trust Class                                        2             75
Growth Fund, Class A                                            1             25
Growth Fund, Class C                                            2             51
Burkenroad Fund, Class A                                        1             21
Burkenroad Fund, Class D                                        2             21
Quantitative Long/Short Fund, Trust Class                       2             83
Quantitative Long/Short Fund, Class A                           1             31
Quantitative Long/Short Fund, Class C                           1             93
Diversified International Fund, Trust Class                     2             72
Diversified International Fund, Class A                         2             38
Diversified International Fund, Class C                         1             76

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust's experience, the risk of loss from such claims is considered remote.

9. CONCENTRATION OF RISKS:

When the Diversified International Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Diversified International Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Diversified International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Diversified International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2010, the net assets of the Diversified International Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. SUBSEQUENT EVENTS:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2010.

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT            (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the following agreements (collectively, the "Agreements"):

     - the Advisory Agreement between Horizon Advisers (the "Adviser") and the Trust, on behalf of the Hancock Horizon Government Money Market Fund, Hancock Horizon Strategic Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Burkenroad Fund, Hancock Horizon Diversified International Fund and the Hancock Horizon Quantitative Long/Short Fund (collectively, the "Funds"); and

     - the Sub-Advisory Agreement between the Adviser and EARNEST Partners, LLC ("the Sub-Adviser"), on behalf of the Hancock Horizon Diversified International Fund.

After their initial two-year term, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year's meeting held on May 18-19, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds, the Adviser and the Sub-Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser, the Sub-Adviser and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser's fee and other aspects of the Agreements. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, affiliation with Hancock Bank, assets under management, personnel, sub-adviser oversight, risk management, best execution, use of soft dollars and business plan. In addition, it was noted that the Quantitative Long/Short Fund has a performance-based advisory fee, that the base fee is 1.20% and that, as a result of performance adjustments, the Fund paid 1.08% in advisory fees for the fiscal year ended January 31, 2010. With respect to the Diversified International Fund, the representative from the Sub-Adviser provided, among other things, an overview of the Sub-Adviser, including its ownership structure, investment personnel, assets under management, risk management, best execution, use of soft dollars and business plan. The representative also discussed, among other things, the Diversified International Fund's portfolio characteristics with respect to sector and country weightings. The Board then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Adviser's oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Sub-Adviser and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND THE SUB-ADVISER

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser and the Sub-Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser and the Sub-Adviser was provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered other services to be provided by the Adviser and the Sub-Adviser to the Funds, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS, THE ADVISER AND THE SUB-ADVISER

The Board was provided with information regarding each of the Fund's performance since the Agreements were last renewed or approved, as well as information regarding each Fund's performance since its inception. The Board also compared the each Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser and the Sub-Adviser provided information regarding and led a discussion of factors impacting the performance of their respective Funds over the past year, outlining market conditions and explaining their expectations and strategies for the future. In particular, the representative from the Adviser noted that a key contributor to the recent market increase was the performance of low quality securities. The representative from the Adviser explained that the Adviser's investment philosophy focused on higher quality securities and therefore the performance of Funds with an equity focus had not experienced the same level of increase as the market. With respect to the Hancock Horizon Diversified International Fund, the Board noted that the Fund had outperformed its benchmark index over various periods of time. With respect to the Hancock Horizon Burkenroad Fund, the Board noted that although the Fund underperformed its benchmark over recent periods of time, its long term performance was generally favorable when compared to its benchmark and did not necessitate any significant additional review. With respect to the Hancock Horizon Government Money Market Fund, the Hancock Horizon Strategic Income Bond Fund, the Hancock Horizon Value Fund, the Hancock Horizon Growth Fund and the Hancock Horizon Quantitative Long/Short Fund, the Board noted that although those Funds had underperformed their respective benchmarks over various periods of time, each of those Fund's recent performance was not substantially below that of its respective benchmark and did not necessitate any

                                                                       (GRAPHIC)
                                                       JULY 31, 2010 (UNAUDITED)

significant additional review. Based on this information, the Board concluded that each Fund's performance was reasonable as compared to its relevant benchmark and was satisfied with the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable to the Adviser and the Sub-Adviser were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and the Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and noted that each Fund's total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other respective peer funds. The Board concluded that the advisory fees appeared reasonable in light of the services rendered and were the result of arm's length negotiations. The Trustees also considered the Adviser and the Sub-Adviser's commitment to managing the Funds, as well as the Adviser's willingness to continue its expense limitations and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser's fees are reasonable in light of the services that the Adviser and the Sub-Adviser provide to the Funds; and (c) agreed to renew the Agreements for another year.

                               WALL STREET SAVVY,
                               MAIN STREET TOUCH.

                               INVESTMENT ADVISER
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                 P.O. Box 4019
                               Gulfport, MS 39502

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                               Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.

                           THE HANCOCK HORIZON FUNDS:
                           -  NOT FDIC INSURED
                           -  NO BANK GUARANTEE
                           -  MAY LOSE VALUE

                                   (GRAPHIC)
                             HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1-800-990-2434
                           www.hancockhorizonfunds.com

HHF-SA-001-0300

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 8, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO
Date: October 8, 2010